                             MARTIN CURRIE BUSINESS TRUST
                                  GLOBAL GROWTH FUND








                                  SEMI-ANNUAL REPORT

                                   OCTOBER 31, 1996

                                     (UNAUDITED)

                                                         MCBT GLOBAL GROWTH FUND
--------------------------------------------------------------------------------
                                         PROFILE AT OCTOBER 31, 1996 (Unaudited)

 OBJECTIVE    Long-term capital appreciation through active management of a diversified portfolio of global equities.

LAUNCH DATE   June 15, 1994

FUND SIZE     $53.4m

PERFORMANCE   Total return from May 1, 1996 through October 31, 1996

              -    MCBT - Global Growth Fund (excluding all
                   transaction fees)                            + 0.9%
              -    MCBT - Global Growth Fund (including all
                   transaction fees)                            - 0.6%
              -    The Morgan Stanley Capital International
                   World Index                                  + 2.8%

Annualized total return from June 15, 1994 through October 31, 1996

              -    MCBT - Global Growth Fund (excluding all
                   transaction fees)                            + 9.4%
              -    MCBT - Global Growth Fund (including all
                   transaction fees)                            + 8.7%
              -    The Morgan Stanley Capital International
                   World Index                                  +13.8%
                    (from July 1, 1994 through October 31, 1996)


PORTFOLIO          Led again by the US, world markets rose over the six months.
COMMENTS           Due, in large part, to our underweight position in US
                   equities, we have under performed the MSCI World Index.

                   Our concern about the US market - though our fears have yet to be realised - has been more about valuations and earnings growth than the economy and interest rates. Very high levels of liquidity from the mutual funds have kept the market boiling. Our stock selection here has been good and our portfolio is defensive. We have continued to concentrate on such themes as consumer brands, agriculture, `21st century banking' and broadcasting.

                   JAPAN has been very disappointing. We had expected yen weakness and had protected a portion of the fund's yen assets by hedging the currency. But we thought that an improving economy would feed through to a stronger stockmarket. That did not happen. A surfeit of new issues drained liquidity and the stockmarket actually fell. We reduced our weighting to the market in August.

                   Elsewhere, we have added to our positions in CONTINENTAL EUROPE. This is not because we think the economies are exciting. It is because we are finding companies where re-structuring and a focus on shareholder value are providing us with opportunities. The UK market has been strong, catching up with the rest of the world. Valuations here are reasonable and our weighting is neutral, despite political uncertainty. We think most of that is already discounted and that, even if the market does fall around election time, it will soon rally.

                   In the ASIAN region, Hong Kong has hit new all-time highs as the market became more optimistic on the outlook for China.

                   Smaller markets have, again, seen mixed fortunes. LATIN AMERICAN markets such as Brazil have strengthened markedly, but the smaller Asian markets, such as Thailand, have weakened.

                   OUTLOOK

                   Looking to 1997, we are confident that the superior growth opportunities in ASIA and LATIN AMERICA will prove attractive to overseas investors. This should lead to stronger markets. Across the world, we see a benign environment of subdued inflation, low interest rates and steady overall growth. These are circumstances in which selected opportunities will abound.


INVESTMENT         All members of the investment team report directly to Joe
MANAGER PROFILE    Scott Plummer (Chief Investment Officer), who has 27 years'
                   investment experience. All funds are managed on a team basis, with a named director heading each team.

                   Tony Hanlon has managed the MCBT Global Growth Fund since inception.

                   He graduated from Glasgow University in 1984 with a degree in Public Law and completed a MBA at Manchester Business school in 1986. He then worked for Salomon Brothers International in New York and London as an institutional bond salesman. Tony joined Martin Currie in 1988, working in the North American team. He was appointed an investment manager in 1991 and promoted to director in 1993. As head of the Strategy and Asset Control team, he has responsibility for communicating and monitoring our investment strategy.

                                                         MCBT GLOBAL GROWTH FUND
--------------------------------------------------------------------------------
                                         PROFILE AT OCTOBER 31, 1996 (Unaudited)

ASSET ALLOCATION
(% of net assets)


[PIE CHART]


LARGEST HOLDINGS
BY REGION/COUNTRY                                              % OF NET ASSETS

                   EUROPE

                   Roche Holdings                  (Switzerland)     1.3
                   Hoechst                         (Germany)         1.2
                   Ciba - Geigy                    (Switzerland)     1.2

                   NORTH AMERICA

                   Intel                                             1.6
                   General Electric                                  1.6
                   Worldcom Inc.                                     1.5

                   JAPAN

                   Canon                                             1.0
                   Rohm                                              1.0


                   PACIFIC BASIN

                   Broken Hill Proprietary         (Australia)       1.0

                   OTHER AREAS

                   Telekomunikasi Indonesia        (Indonesia)       0.8

                                                         MCBT GLOBAL GROWTH FUND
--------------------------------------------------------------------------------
                                                         SCHEDULE OF INVESTMENTS
                                                    OCTOBER 31, 1996 (Unaudited)

                                                     SHARES          VALUE
                                                     ------          -----

COMMON STOCK AND EXCHANGEABLE NOTES - 98.1%
EUROPE - 33.0%
  AUSTRIA - 0.6%
   FLUGHAFEN WIEN                                     1,137    $    56,047
    VA TECHNOLOGIE                                    2,100        293,679
                                                                -----------
      TOTAL AUSTRIA - (COST $334,849)                              349,726
                                                                -----------

  FRANCE - 5.1%
   AIR LIQUIDE                                        2,740        422,858
   AXA                                                9,209        575,146
   ELF AQUITAINE                                      2,717        217,254
   IMETAL                                             1,300        202,660
   L'OREAL                                              990        335,196
   MICHELIN                                           7,000        337,506
   SCHNEIDER                                          7,440        363,814
   SEITA                                              7,300        293,999
                                                                -----------
     TOTAL FRANCE - (COST $2,397,908)                            2,748,433
                                                                -----------

  GERMANY - 5.2%
   DEUTSCHE BANK                                     11,600        537,258
   HOECHST *                                         17,400        654,339
   MANNESMANN                                         1,500        582,409
   SGL CARBON                                         3,600        405,309
   VEBA                                              10,856        579,001
                                                                -----------
     TOTAL GERMANY - (COST $2,324,623)                           2,758,316
                                                                -----------

  ITALY - 2.0%
   ENI                                               70,619        338,198
   LA RINASCENTE                                     16,000         94,608
   TELECOM ITALIA                                   275,000        612,723
                                                                -----------
     TOTAL ITALY - (COST $1,001,340)                             1,045,529
                                                                -----------

  NETHERLANDS - 2.2%
   ELSEVIER                                          36,400        604,986
   INTERNATIONALE NEDERLANDEN                        17,950        559,648
                                                                -----------
     TOTAL NETHERLANDS - (COST $701,294)                         1,164,634
                                                                -----------

  SPAIN - 1.4%
   BANCO DE SANTANDER                                 8,700        446,608
   CENTROS COMERCIALES CONTINENTE                    13,818        280,486
                                                                -----------
     TOTAL SPAIN - (COST $651,490)                                 727,094
                                                                -----------

  SWEDEN - 1.5%
   ERICSSON L.M., CL B                               19,952        540,088
   STORA KOPPARBERG, CL A                            19,500        255,030
                                                                -----------
     TOTAL SWEDEN - (COST $671,817)                                795,118
                                                                -----------



See notes to financial statements.

                                                         MCBT GLOBAL GROWTH FUND
--------------------------------------------------------------------------------
                                                         SCHEDULE OF INVESTMENTS
                                                    OCTOBER 31, 1996 (Unaudited)

                                                     SHARES          VALUE
                                                     ------          -----

EUROPE - CONTINUED
  SWITZERLAND - 4.5%
   CIBA - GEIGY                                         530    $   652,856
   NESTLE                                               510        553,980
   ROCHE HOLDINGS                                        90        680,696
   ZURICH VERSICHER                                   1,850        506,408
                                                                -----------
     TOTAL SWITZERLAND - (COST $2,247,974)                       2,393,940
                                                                -----------

  UNITED KINGDOM - 10.5%
   BRITISH TELECOMMUNICATIONS                        42,000        243,018
   CABLE & WIRELESS                                  39,000        309,766
   EAST MIDLANDS ELECTRICITY                         27,122        240,584
   GKN                                               19,000        357,178
   GLAXO WELLCOME                                    30,000        471,191
   GRANADA                                           25,000        360,107
   LADBROKE                                         109,000        353,931
   LASMO                                             77,017        267,002
   LLOYDS TSB                                        63,000        399,390
   MCKECHNIE                                         22,000        205,892
   NFC                                               94,000        293,750
   RECKITT & COLMAN                                  35,000        405,599
   SAFEWAY                                           41,496        246,180
   SHELL TRANSPORT & TRADING                         20,000        327,799
   SMITHS INDUSTRIES                                 15,314        204,386
   UNILEVER                                          17,000        357,210
   WASSALL                                           45,000        218,994
   WOLSELEY                                          48,000        372,656
                                                                -----------
     TOTAL UNITED KINGDOM - (COST $4,457,697)                    5,634,633
                                                                -----------

TOTAL EUROPE - (COST  $14,788,992)                              17,617,423
                                                                -----------


LATIN AMERICA - 5.1%
  ARGENTINA - 0.6%
   BANCO DE GALICIA, ADR                              3,000         54,375
   COMPANIA PEREZ COMPANC                            25,536        162,170
   YPF SOCIEDAD ANONIMA, ADR                          5,400        122,850
                                                                -----------
     TOTAL ARGENTINA - (COST $301,376)                             339,395
                                                                -----------


  BRAZIL - 2.3%
   CEMIG, ADR                                        13,600        212,287
   COMPANIA VALE DO RIO DOCE, ADR                     8,500        176,222
   ELETROBRAS, ADR                                    6,500        207,188
   RHODIA - STER, GDR *                               5,176         17,129
   TELEBRAS, ADR                                      5,650        420,925
   USIMINAS,  ADR                                    20,100        206,025
                                                                -----------
     TOTAL BRAZIL - (COST $1,058,759)                            1,239,776
                                                                -----------



See notes to financial statements.
                                          5

                                                         MCBT GLOBAL GROWTH FUND
--------------------------------------------------------------------------------
                                                         SCHEDULE OF INVESTMENTS
                                                    OCTOBER 31, 1996 (Unaudited)

                                                     SHARES          VALUE
                                                     ------          -----

LATIN AMERICA - CONTINUED
  CHILE - 0.3%
   ENERSIS, ADR                                       2,500    $    73,437
   MADECO, ADR                                        2,300         55,200
   SOCIEDAD QUIMICA Y MINERA, ADR                       850         48,875
                                                                -----------
     TOTAL CHILE - (COST $168,509)                                 177,512
                                                                -----------

  COLOMBIA - 0.2%
   CEMENTOS DIAMANTE, GDS  (D)                        5,700         82,650
                                                                -----------
     TOTAL COLOMBIA - (COST $131,796)                               82,650
                                                                -----------

  MEXICO - 1.4%
   CEMEX                                             27,000         97,083
   CIFRA *                                           70,000         89,530
   CORPORACION INDUSTRIAL ALFA, CL A                 24,292        101,248
   CORPORACION INDUSTRIAL SAN LUIS                    1,400         43,050
   EMPRESAS ICA SOCIEDAD, ADR *                       7,200         93,600
   GRUPO FINANCIERO BANAMEX, CL B *                  58,000        122,675
   KIMBERLY CLARKE, ADR                               1,600         59,600
   TUBOS DE ACERO DE MEXICO, ADR *                   12,000        133,500
                                                                -----------
     TOTAL MEXICO - (COST $708,933)                                740,286
                                                                -----------

  PERU - 0.3%
   PERU REAL ESTATE, CL B *                         180,000         46,735
   TELEFONICA DEL PERU                                4,000         82,500
                                                                -----------
     TOTAL PERU - (COST $169,632)                                  129,235
                                                                -----------

TOTAL LATIN AMERICA - (COST  $2,539,005)                         2,708,854
                                                                -----------


NORTH AMERICA - 26.8%
  CANADA - 1.4%
   ROYAL BANK OF CANADA                              22,700        750,343
                                                                -----------
     TOTAL CANADA - (COST $559,731)                                750,343
                                                                -----------


  UNITED STATES - 25.4%
   ALLIED SIGNAL                                      9,750        638,625
   ARCHER - DANIELS - MIDLAND                        27,479        597,668
   BRISTOL - MYERS - SQUIBB                           7,300        771,975
   COLGATE - PALMOLIVE                                8,300        763,600
   DILLARD DEPARTMENT STORE                          13,600        431,800
   EASTMAN KODAK                                      8,300        661,925
   FREEPORT MCMORAN COPPER & GOLD, CL A              25,636        740,239
   FREEPORT MCMORAN, INC.                            21,133        673,614
   GENERAL ELECTRIC                                   8,600        832,050
   INTEL                                              7,650        840,544
   MARSH & MCLENNAN                                   6,700        697,637
   MEDPARTNERS *                                     31,460        664,593
   PHILIP MORRIS                                      6,850        634,481
   SCHLUMBERGER                                       6,800        674,050
   SEARS, ROEBUCK                                     9,500        459,563


See notes to financial statements.
                                          6

                                                         MCBT GLOBAL GROWTH FUND
--------------------------------------------------------------------------------
                                                         SCHEDULE OF INVESTMENTS
                                                    OCTOBER 31, 1996 (Unaudited)

                                                     SHARES          VALUE
                                                     ------          -----

NORTH AMERICA - CONTINUED
  UNITED STATES - CONTINUED
   TEXACO                                             7,200    $   731,700
   UNION PACIFIC                                      9,100        510,738
   UNION PACIFIC RESOURCES*                           7,707        211,948
   WALT DISNEY                                        8,900        586,288
   WESTINGHOUSE ELECTRIC                             38,000        650,750
   WORLDCOM INC. *                                   32,000        780,000
                                                                -----------
     TOTAL UNITED STATES - (COST $9,925,712)                    13,553,788
                                                                -----------

TOTAL NORTH AMERICA - (COST  $10,485,443)                       14,304,131
                                                                -----------

PACIFIC BASIN - 13.9%
  AUSTRALIA - 2.4%
   BROKEN HILL PROPRIETARY                           41,400        549,659
   LEND LEASE CORPORATION                            10,500        178,024
   NEWS CORPORATION                                  91,000        400,325
   QANTAS AIRWAYS                                   101,200        147,597
                                                                -----------
     TOTAL AUSTRALIA - (COST $1,308,373)                         1,275,605
                                                                -----------

  HONG KONG - 6.0%
   AMOY PROPERTIES                                  400,000        494,038
   CHEUNG KONG HOLDINGS                              53,000        424,976
   CITIC PACIFIC                                     40,000        194,511
   HONG KONG TELECOMMUNICATIONS                     257,600        454,753
   HSBC HOLDINGS                                     22,654        461,448
   HUTCHISON WHAMPOA                                 71,000        495,849
   NEW WORLD DEVELOPMENT LIMITED                     75,000        436,486
   SWIRE PACIFIC                                     29,500        260,388

                                                                -----------
     TOTAL HONG KONG - (COST $2,866,128)                         3,222,449
                                                                -----------


  MALAYSIA - 2.7%
   AMMB HOLDINGS                                     68,000        460,241
   EDARAN OTOMOBILE NASIONAL                         30,000        280,230
   RESORTS WORLD                                     48,000        275,480
   UNITED ENGINEERS                                  51,000        403,720
                                                                -----------
     TOTAL MALAYSIA - (COST $1,219,789)                          1,419,671
                                                                -----------


  PHILIPPINES - 0.6%
   PHILIPPINE LONG DISTANCE TELEPHONE, ADR            5,800        347,275
                                                                -----------
     TOTAL PHILIPPINES - (COST $349,373)                           347,275
                                                                -----------


  SINGAPORE - 1.8%
   DEVELOPMENT BANK OF SINGAPORE                     42,000        503,940
   FIRST CAPITAL                                     55,000        127,299
   JARDINE MATHESON                                  56,284        318,005
                                                                -----------
     TOTAL SINGAPORE - (COST $1,086,326)                           949,244
                                                                -----------


See notes to financial statements.
                                          7

                                                         MCBT GLOBAL GROWTH FUND
--------------------------------------------------------------------------------
                                                         SCHEDULE OF INVESTMENTS
                                                    OCTOBER 31, 1996 (Unaudited)

                                                     SHARES          VALUE
                                                     ------          -----

PACIFIC BASIN - CONTINUED
  SOUTH KOREA - 0.4%
   CITIC SEOUL EXEL TRUST, IDR *                          7(a) $    59,500
   KOREA PREFERRED FUND *                            22,000        149,820
                                                                -----------
TOTAL SOUTH KOREA - (COST $307,000)                                209,320
                                                                -----------

TOTAL PACIFIC BASIN - (COST  $7,136,989)                         7,423,564
                                                                -----------

OTHER AREAS - 1.7%
  INDIA - 0.7%
   HIMALAYAN FUND *                                  29,031        348,372
                                                                -----------
     TOTAL INDIA - (COST $506,643)                                 348,372
                                                                -----------

  INDONESIA - 0.8%
   TELEKOMUNIKASI INDONESIA                         280,000        417,722
                                                                -----------
TOTAL INDONESIA - (COST $436,171)                                  417,722
                                                                -----------

  SOUTH AFRICA - 0.2%
   SAFMARINE & RENNIE                                53,000        134,406
                                                                -----------
     TOTAL SOUTH AFRICA - (COST $163,319)                          134,406
                                                                -----------

TOTAL OTHER AREAS - (COST  $1,106,133)                             900,500
                                                                -----------

JAPAN - 17.6%
   AMANO                                             12,000        143,340
   ASAHI DIAMOND                                     10,300        106,750
   CANON                                             29,000        555,268
   DAIFUKU                                           11,000        135,260
   DDI                                                   51        382,987
   EIDEN SAKAKIYA                                    10,000        114,180
   HITACHI                                           41,000        363,708
   HITACHI METALS                                    23,000        189,285
   ITO - YOKADO                                       9,000        448,992
   ITOCHU                                            58,000        349,971
   KAMIGUMI                                          34,000        262,790
   KIRIN BEVERAGE                                     8,000        106,803
   KOMORI                                             6,000        134,908
   KYOCERA                                            7,000        461,728
   MABUCHI MOTOR                                      3,000        152,826
   MARUI                                             14,000        259,453
   MBL INT'L FINANCE (BERMUDA), EXCH. GTD NOTES,
     3.00%, 11/30/2002 (b)                       $   120,000 (b)   132,600
   MITSUBISHI HEAVY INDUSTRIES                       54,000        415,002
   MITSUI FUDOSAN                                    24,000        297,220
   NIPPON EXPRESS                                    42,000        341,223
   NITTO DENKO                                       11,000        163,278
   NOMURA SECURITIES                                 24,000        396,294
   RISO KAGAKU                                        2,000        142,462
   ROHM                                               9,000        533,573
   SHIMACHU                                           6,000        164,947
   SHIN - ETSU CHEMICAL                              17,850        305,718


See notes to financial statements.
                                          8

                                                         MCBT GLOBAL GROWTH FUND
--------------------------------------------------------------------------------
                                                         SCHEDULE OF INVESTMENTS
                                                    OCTOBER 31, 1996 (Unaudited)

                                                     SHARES          VALUE
                                                     ------          -----

JAPAN - CONTINUED
   SONY                                               7,000   $    419,920
   SUMITOMO ELECTRIC                                 26,000        342,541
   SUMITOMO FORESTRY                                 17,000        240,393
   SUMITOMO TRUST & BANKING                          29,000        320,935
   TAISHO PHARMACEUTICAL                              8,000        158,798
   TOKIO MARINE & FIRE                               35,000        384,261
   TOYOTA MOTOR CORPORATION                          21,000        496,157
                                                                -----------
     TOTAL JAPAN - (COST  $10,399,134)                           9,423,571
                                                                -----------


TOTAL COMMON STOCK AND EXCHANGEABLE NOTES -
 (COST  $46,455,696) +                                          52,378,043
                                                                -----------


                                                  PRINCIPAL
                                                     AMOUNT
                                                 ----------
SHORT TERM INVESTMENT - 2.8%
   STATE STREET BANK AND TRUST REPURCHASE
    AGREEMENT, 4.75%, 11/01/1996 (c)             $1,513,000      1,513,000
                                                                -----------

TOTAL SHORT TERM INVESTMENT - (COST  $1,513,000)                 1,513,000
                                                                -----------


TOTAL INVESTMENTS - (COST  $47,968,696) - 100.9%                53,891,043
CASH, RECEIVABLES AND OTHER ASSETS, LESS
   LIABILITIES - (0.9)%                                           (481,091)
                                                                -----------
NET ASSETS - 100.0%                                            $53,409,952
                                                                -----------
                                                                -----------




*   Non-income producing security.
(a) Reflected in units.  1 IDR Unit = 1000 shares.
(b) Reflected at par value and denominated in U.S. dollars.
(c) The repurchase agreement, dated 10/31/96, $1,513,200 due 11/1/96, is collateralized by $1,550,890 United States Treasury Note, 6.125%, 7/31/00.
(d) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $82,650 or 0.2% of net assets.

+ Percentages of investments are presented in the portfolio by country. Percentages of assets by industry are as follows: Aerospace 1.6%, Air Travel 0.4%, Auto Parts 0.1%, Automobiles 1.5%, Banks 8.0%, Building and Construction 0.2%, Chemicals 3.5%, Conglomerates 4.2%, Construction & Mining Equipment 0.2%, Construction and Building Materials 1.7%, Cosmetics & Toiletries 1.4%, Drugs & Health Care 5.1%, Electric Utilities 2.5%, Electrical Equipment 4.5%, Electronics 4.8%, Engineering 1.3%, Financial Services 1.9%, Food & Beverages 3.0%, Hotels & Restaurants 0.7%, Household Products 2.1%, Industrial Machinery 3.6%, Insurance 4.2%, Investment Companies 1.0%, Leisure 2.3%, Metals 1.0%, Mining 3.0%, Oil & Gas 3.8%, Paper 0.6%, Petroleum Services 1.6%, Photography 2.3%, Printing 0.2%, Publishing 1.9%, Railroads & Equipment 1.4%, Real Estate 3.9%, Retail Trade 4.8%, Steel 1.0%, Telecommunication 8.6%, Tires & Rubber 0.6%, Tobacco 1.7%, Transportation 1.9%.

ADR American Depositary Receipts.
GDR Global Depositary Receipts.
GDS Global Depositary Shares.
IDR International Depositary Receipts.


See notes to financial statements.
                                          9

                                                         MCBT GLOBAL GROWTH FUND
--------------------------------------------------------------------------------
                                             STATEMENT OF ASSETS AND LIABILITIES
                                                    OCTOBER 31, 1996 (Unaudited)

 ASSETS
  Investments in securities, at value (cost - $46,455,696) (Note B)                 $    52,378,043
  Investments in repurchase agreements, at cost and value (Note B)                        1,513,000
                                                                                     ---------------
     Total Investments                                                                   53,891,043
  Cash                                                                                          367
  Foreign currency, at value (cost $76,804) (Note B)                                         77,708
  Receivable for forward currency contracts (Note E)                                        218,297
  Receivable for foreign currency sold                                                      214,427
  Dividend and interest receivable                                                          103,306
  Foreign income tax reclaim receivable                                                      36,876
  Prepaid insurance expense                                                                   2,810
  Deferred organization expenses (Note B)                                                     6,672
                                                                                     ---------------
     TOTAL ASSETS                                                                        54,551,506
                                                                                     ---------------
LIABILITIES
  Payable for investments purchased                                                         806,393
  Payable for foreign currency purchased                                                    214,881
  Management fee payable (Note C)                                                            76,875
  Administration fee payable (Note C)                                                         4,761
  Trustees fees payable (Note C)                                                              1,190
  Accrued expenses and other liabilities (Note B)                                            37,454
                                                                                     ---------------
     TOTAL LIABILITIES                                                                    1,141,554
                                                                                     ---------------
TOTAL NET ASSETS                                                                    $    53,409,952
                                                                                     ---------------
                                                                                     ---------------

COMPOSITION OF NET ASSETS:
  Paid-in-capital                                                                   $    45,722,001
  Undistributed net investment income                                                       813,574
  Accumulated net realized gain on investment and foreign currency transactions             733,585
  Net unrealized appreciation on investment and foreign currency transactions             6,140,792
                                                                                     ---------------
TOTAL NET ASSETS                                                                    $    53,409,952
                                                                                     ---------------
                                                                                     ---------------

NET ASSET VALUE PER SHARE
($53,409,952 / 4,449,551 shares of beneficial interest outstanding)                  $         12.00

                                                                                     ---------------
                                                                                     ---------------



See notes to financial statements.

                                                         MCBT GLOBAL GROWTH FUND
--------------------------------------------------------------------------------
                                                         STATEMENT OF OPERATIONS
                                   SIX MONTHS ENDED OCTOBER 31, 1996 (Unaudited)


INVESTMENT INCOME
  Interest income                                                                                       $        25,605
  Dividend income                                                                                               568,338
  Foreign taxes withheld                                                                                        (51,858)
                                                                                                         ---------------
     TOTAL INVESTMENT INCOME                                                                                    542,085
                                                                                                         ---------------
EXPENSES
  Management fee (Note C)                                                                                       183,509
  Custodian fee                                                                                                  52,126
  Administration fee (Note C)                                                                                    27,728
  Audit fee                                                                                                      13,344
  Legal fees                                                                                                      1,984
  Transfer agent fee                                                                                              3,232
  Trustees fees (Note C)                                                                                          1,065
  Amortization of deferred organization expenses                                                                  1,284
  Miscellaneous expenses                                                                                          7,166
  Fees and expenses waived by the investment manager (Note C)                                                   (27,875)
                                                                                                           -------------
     TOTAL EXPENSES                                                                                             263,563
                                                                                                           -------------
NET INVESTMENT INCOME                                                                                           278,522
                                                                                                           -------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCY
  Net realized gain on investments                                                                              523,467
  Net realized gain on foreign currency transactions                                                            169,053
  Net increase in unrealized appreciation (depreciation) on:
     Investments (net of accrual for foreign capital gains tax of $6,829 on unrealized depreciation)           (767,238)
     Foreign currency transactions                                                                              318,222
                                                                                                           -------------
NET GAIN ON INVESTMENTS AND FOREIGN CURRENCY TRANSACTIONS                                                       243,504
                                                                                                           -------------
NET INCREASE IN NET ASSETS FROM OPERATIONS                                                                $     522,026
                                                                                                           -------------
                                                                                                           -------------


See notes to financial statements.

                                                         MCBT GLOBAL GROWTH FUND
--------------------------------------------------------------------------------
                                              STATEMENT OF CHANGES IN NET ASSETS
                                                                     (Unaudited)

                                                                          Six Months             Year
                                                                              Ended              Ended
                                                                       October 31, 1996      April 30, 1996
                                                                        ----------------     --------------
NET ASSETS at beginning of period                                      $  52,887,926       $  37,259,376
                                                                        -------------       -------------

INCREASE IN NET ASSETS FROM OPERATIONS:
  Net investment income                                                      278,522             563,980
  Net realized gain on investment transactions                               523,467             553,937
  Net realized gain on foreign currency transactions                         169,053           1,129,132
  Net increase in unrealized appreciation (depreciation) on:
     Investments                                                            (767,238)          5,906,618
     Foreign currency transactions                                           318,222            (220,811)
                                                                        -------------       -------------
  Net increase in net assets from operations                                 522,026           7,932,856
                                                                        -------------       -------------

DISTRIBUTIONS TO SHAREHOLDERS:
  Net investment income                                                            0            (692,764)
  In excess of net realized loss on investments                                    0             (63,581)
                                                                        -------------       -------------
  Total distributions                                                              0            (756,345)
                                                                        -------------       -------------
CAPITAL SHARE TRANSACTIONS:
  Net proceeds from sales of shares                                                0           7,940,000
  Reinvestment of dividends and distributions to shareholders                      0             452,039
  Cost of shares repurchased                                                       0                   0
  Paid in capital from subscription and redemption fees                            0              60,000
                                                                        -------------       -------------
  Total increase in net assets from capital share transactions                     0           8,452,039
                                                                        -------------       -------------
NET INCREASE IN NET ASSETS                                                   522,026          15,628,550
                                                                        -------------       -------------

NET ASSETS at end of period (includes undistributed net investment
                        income of $813,574 and $528,223)                $  53,409,952       $  52,887,926
                                                                        -------------       -------------
                                                                        -------------       -------------
OTHER INFORMATION:
CAPITAL SHARE TRANSACTIONS:
  Shares sold                                                                      0             679,794
  Shares issued in reinvestment of distributions to shareholders                   0              41,548
                                                                        -------------       -------------
  Net share transactions                                                           0             721,342
                                                                        -------------       -------------
                                                                        -------------       -------------


See notes to financial statements.
                                          12

                                                         MCBT GLOBAL GROWTH FUND
--------------------------------------------------------------------------------
                                                            FINANCIAL HIGHLIGHTS
                                          FOR A SHARE OUTSTANDING FOR THE PERIOD
                                                                     (Unaudited)

                                                                     Six Months              Year          June 15, 1994 *
                                                                         Ended               Ended              through
                                                                  October 31, 1996     April 30, 1996       April 30, 1995
                                                                   ----------------     --------------      --------------
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period                                   $11.890              $9.990             $10.000

Net investment income                                                    0.064               0.279               0.079
Net realized and unrealized gain on investment
and foreign currency transactions                                        0.046               1.809               0.033
                                                                       -------             -------              ------
Total from investment operations                                         0.110               2.088               0.112
                                                                       -------             -------              ------
Less distributions:
   Net investment income                                                 0.000              (0.186)             (0.040)
   In excess of net investment income                                    0.000              (0.017)              0.000
   Net realized gains                                                    0.000               0.000              (0.082)
                                                                       -------             -------              ------
Total distributions                                                      0.000              (0.203)             (0.122)
                                                                       -------             -------              ------
Paid in capital from subscription fees (Note B) (5)                      0.000               0.015               0.000
                                                                       -------             -------              ------

Net asset value, end of period                                         $12.000             $11.890              $9.990
                                                                       -------             -------              ------
                                                                       -------             -------              ------

TOTAL INVESTMENT RETURN (1) (2)                                           0.93%              21.17%               1.18%
                                                                       -------             -------              ------
                                                                       -------             -------              ------

RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period                                          $53,409,952         $52,887,926         $37,259,376
Operating expenses, net, to average net assets (Note C)                   1.00%(3)            1.00%               1.00%(3)
Operating expenses, gross, to average net assets (Note C)                 1.11%(3)            1.27%               1.25%(3)
Net investment income to average net assets                               1.06%(3)            1.40%               0.94%(3)
Portfolio turnover rate                                                     19%                 38%                 44%
Average commission rate per share (4)                                  $0.0190             $0.0335                 N/A
Per share amount of fees waived (Note C)                                $0.006              $0.053              $0.022

--------------------------------------------------------------------------------
*   Commencement of investment operations.
(1) Total return at net asset value assuming all distributions reinvested and no purchase premiums or redemption fees.
    Total return would have been lower had certain expenses not been waived.
(2) Periods less than one year are not annualized.
(3) Annualized.
(4) The average commission rate paid is applicable for Funds that invest greater than 10% of average net assets in equity transactions on which commissions are charged. This disclosure is required for fiscal periods beginning on or after September 1, 1995.
(5) The per share amounts were computed using an average number of shares outstanding during the year.

See notes to financial statements.

                                                         MCBT GLOBAL GROWTH FUND
--------------------------------------------------------------------------------
                                                   NOTES TO FINANCIAL STATEMENTS

NOTE A - ORGANIZATION
Martin Currie Business Trust ("MCBT") (the "Trust") is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust on May 20, 1994. The Trust offers six funds which have differing investment objectives and policies: Global Growth Fund, Opportunistic EAFE Fund, Global Emerging Markets Fund, Japan Small Companies Fund, Emerging Americas Fund and Emerging Asia Fund, (the "Funds"). As of October 31, 1996 the Global Emerging Markets Fund had not commenced operations. The MCBT Global Growth Fund (the "Fund") commenced investment operations on June 15, 1994. The Fund's Declaration of Trust permits the Board of Trustees to issue an unlimited number of full and fractional shares of beneficial interest, without par value.


NOTE B - SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

VALUATION OF INVESTMENTS - The Fund's portfolio securities traded on a securities exchange are valued at the last quoted sale price, or, if no sale occurs, at the mean of the most recent quoted bid and asked prices. Unlisted securities for which market quotations are readily available are valued at the mean of the most recent quoted bid and asked prices. Prices for securities which are primarily traded in foreign markets are furnished by quotation services expressed in the local currency's value and are translated into U.S. dollars at the current rate of exchange. Short-term securities and debt securities with a remaining maturity of 60 days or less are valued at their amortized cost. Options and futures contracts are valued at the last sale price on the market where any such options or futures contract is principally traded. Options traded over-the-counter are valued based upon prices provided by market makers in such securities or dealers in such currencies. Securities for which current market quotations are unavailable or for which quotations are not deemed by the investment adviser to be representative of market values are valued at fair value as determined in good faith by the Trustees of the Fund, or by persons acting pursuant to procedures established by the Trustees.

REPURCHASE AGREEMENTS - In connection with transactions in repurchase agreements, the Fund's custodian takes possession of the underlying collateral securities, the value or market price of which is at least equal to the principal amount, including interest, of the repurchase transaction. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market on a daily basis to ensure the adequacy of the collateral. In the event of default of the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. Under certain circumstances, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings.

INVESTMENT TRANSACTIONS - Investment security transactions are recorded on the date of purchase or sale. Realized gains and losses from security transactions are determined on the basis of identified cost.

INVESTMENT INCOME - Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, are recorded as soon as the Fund is informed of the ex-dividend date. Interest income, which includes accretion of original issue discount, is accrued as earned. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

FOREIGN CURRENCY TRANSLATIONS - The records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at a current rate of exchange of such currency to determine the value of investments, other assets and liabilities on the date of any determination of net asset value of the Fund. Purchases and sales of securities and income and expenses are converted at the prevailing rate of exchange on the respective dates of such transactions.

The Fund may realize currency gains or losses between the trade and settlement dates on security transactions. To minimize such currency gains or losses, the Fund may enter into a foreign currency exchange contract for the purchase or sale, for a fixed amount of U.S. dollars, of an amount of the foreign currency required to settle the security transaction.

                                                         MCBT GLOBAL GROWTH FUND
--------------------------------------------------------------------------------
                                       NOTES TO FINANCIAL STATEMENTS (continued)

FOREIGN CURRENCY TRANSLATIONS (CONTINUED) - The net U.S. dollar value of foreign currency underlying all contractual commitments held by the Fund on each day and the resulting net unrealized appreciation, depreciation and related net receivable or payable amounts are determined by using forward currency exchange rates supplied by a quotation service.

Reported net realized gains and losses on foreign currency transactions represent net gains and losses from sales and maturities of forward currency contracts, disposition of foreign currencies, currency gains and losses realized between the trade and settlement dates on security transactions, and the difference between the amount of net investment income accrued and the U.S. dollar amount actually received. The effects of changes in foreign currency exchange rates on investments in securities are not segregated in the Statement of Operations from the effects of changes in market prices of those securities, but are included with the net realized and unrealized gain or loss on investment securities.

FORWARD CURRENCY CONTRACTS - A forward foreign currency contract ("Forward") is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of the Forward fluctuates with changes in currency exchange rates. The Forward is marked-to-market daily and the change in the market value is recorded by the Fund as an unrealized gain or loss. When the Forward is closed, the Fund records a realized gain or loss equal to the difference between the value at the time it was opened and the value at the time it was closed. The Fund could be exposed to risk if a counterparty is unable to meet the terms of the contract or if the value of the currency changes unfavorably. The Fund may enter into Forwards in connection with planned purchases and sales of securities, to hedge specific receivables or payables against changes in future exchange rates or to hedge the U.S. dollar value of portfolio securities denominated in a foreign currency.

CURRENCY CALL AND PUT OPTIONS - When a Fund writes an option, the premium received by the fund is presented in the Fund's Statement of Assets and Liabilities as an asset and an equivalent liability. The amount of the liability is subsequently "marked-to-market" to reflect the current market value of the option written. Written options are valued at the last sale price or, in the absence of a sale, the last offering price on the market on which it is principally traded. If an option expires on its stipulated expiration date, or if the Fund enters into a closing purchase transaction, the Fund realizes a gain (or loss if the cost of a closing purchase transaction exceeds the premium received when the option was written) without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is extinguished. If a written call option is exercised, the Fund realizes a gain or loss from the sale of the underlying security and the proceeds of the sale are increased by the premium originally received. If a written put option is exercised, the amount of the premium originally received reduces the cost of the security which the Fund purchases upon exercise of the option.

The risk in writing a call is that the Fund relinquishes the opportunity to profit if the market price of the underlying security increases and the option is exercised. In writing a put option, the Fund assumes the risk of incurring a loss if the market price of the underlying security decreases and the option is exercised. In addition, there is a risk the Fund may not be able to enter into a closing transaction because of an illiquid secondary market, or if the counterparties do not perform under the contracts' terms.

EXPENSES - Expenses directly attributable to the Fund are charged to the Fund. Expenses not directly attributable to a Fund are split evenly among the affected Funds, allocated on the basis of relative average net assets, or otherwise allocated among the Funds as the Board of Trustees may direct or approve. Certain costs incurred in connection with the organization of the Trust and each Fund have been deferred and are being amortized on a straight line basis over a five year period starting on each Fund's commencement of operations.

DISTRIBUTIONS TO SHAREHOLDERS - The Fund declares and distributes dividends from net investment income, if any, and distributes its net realized capital gains, if any, at least annually. All distributions will be paid in shares of the Fund at the net asset value unless the shareholder elects in the subscription agreement to receive cash. Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments for market discount, foreign currency transactions, losses deferred due to wash sales, post October 31 losses and excise tax regulations. Permanent book and tax differences relating to shareholder distributions will result in reclassifications to paid-in-capital. Distributions are recorded on the ex-dividend date.

                                                         MCBT GLOBAL GROWTH FUND
--------------------------------------------------------------------------------
                                       NOTES TO FINANCIAL STATEMENTS (continued)

 PURCHASES AND REDEMPTIONS OF FUND SHARES - There is a purchase premium for cash investments into the Fund of 0.75% of the amount invested and a redemption fee on cash redemptions of 0.75% of the amount redeemed. All purchase premiums and redemption fees are paid to, and recorded as paid-in-capital to the Fund, subject to being waived by Martin Currie. For the period ended October 31, 1996 there were no purchase premiums or redemption fees collected.

INCOME TAXES - Each Fund of the Trust is treated as a separate entity for federal tax purposes. Each Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended. By so qualifying, the Funds will not be subject to federal income taxes to the extent that they distribute all of their taxable income, including realized capital gains, for the fiscal year. In addition, by distributing substantially all of their net investment income, capital gains and certain other amounts, if any, during the calendar year, the Funds will not be subject to a federal excise tax.

The Fund may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued and applied to net investment income, net realized gains and unrealized appreciation as such income and/or gains are earned.

ESTIMATES - The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and income and expenses at the date of the financial statements. Actual results could differ from these estimates.


NOTE C - AGREEMENTS AND FEES
The Fund has entered into a Management Contract with Martin Currie Inc. (the "Investment Manager"), a wholly owned subsidiary of Martin Currie Ltd. Under the Management Contract, the Fund pays the Investment Manager a quarterly management fee at the annual rate of 0.70% of the average net assets.

The Investment Manager has agreed with the Fund to reduce its fee until further notice to the extent necessary to limit the Fund's annual expenses (including the management fee but excluding brokerage commissions, transfer taxes, and extraordinary expenses) to 1.00% of the Fund's average net assets on an annualized basis. For the period ended October 31, 1996, the Investment Manager has waived $27,875 of its fees.

State Street Bank and Trust Company (the "Administrator") serves as administrator of the Fund. The Administrator performs certain administrative services for the Fund. The Fund pays the Administrator a fee at the rate of 0.08% of the Fund's average net assets up to $125 million, 0.06% of the next $125 million, and 0.04% of those assets in excess of $250 million, subject to certain minimum requirements, plus certain out of pocket costs. State Street Bank and Trust Company also receives fees and compensation of expenses for certain custodian and transfer agent services.

Trustees of the Trust who are not interested persons receive annual fees of $20,000. Each Fund pays a pro-rata share based on its respective net assets.


NOTE D - INVESTMENT TRANSACTIONS
Purchases and proceeds from sales and maturities of investments, excluding short-term securities for the Fund for the period ended October 31, 1996 were $10,267,219 and $9,901,775, respectively.

The identified cost of investments in securities and repurchase agreements owned by the Fund for federal income tax purposes and their respective gross unrealized appreciation and depreciation at October 31, 1996 were as follows:

     IDENTIFIED          GROSS UNREALIZED              NET UNREALIZED
        COST       APPRECIATION   (DEPRECIATION)        APPRECIATION
     ----------    ------------   --------------       --------------
    $47,968,696    $8,331,507     $(2,409,160)          $5,922,347

NOTE E - FORWARD FOREIGN CURRENCY CONTRACTS
At October 31, 1996, the outstanding forward exchange contracts, which contractually obligate the Fund to deliver currencies at a specified date, were as follows:

                                                   U.S. $ COST          U.S. $
                                                  ON ORIGINATION        CURRENT      NET UNREALIZED
CURRENCY SOLD            SETTLEMENT DATE               DATE              VALUE        APPRECIATION
-------------            ---------------          --------------      ----------     --------------
Japanese Yen                11/14/96                 1,063,500           995,654         67,846
Japanese Yen                11/14/96                 2,388,000         2,237,549        150,451
                                                    $3,451,500        $3,233,203       $218,297

NOTE F - PRINCIPAL SHAREHOLDERS
As of October 31, 1996, 100% of the Fund's outstanding shares were held by two shareholders, each holding in excess of 10% of the Fund's outstanding shares.

NOTE G - CONCENTRATION OF RISK
The Fund will invest extensively in foreign securities (i.e., those which are not listed on a United States securities exchange). Investing in foreign securities involves risks not typically found in investing in U.S. markets. These include risks of adverse change in foreign economic, political, regulatory and other conditions, and changes in currency exchange rates, exchange control regulations (including currency blockage), expropriation of assets or nationalization, imposition of withholding taxes on dividend or interest payments and capital gains, and possible difficulty in obtaining and enforcing judgments against foreign entities. Furthermore, issuers of foreign securities are subject to different, and often less comprehensive, accounting, reporting and disclosure requirements than domestic issuers. The securities of some foreign companies and foreign securities markets are less liquid and at times more volatile than securities of comparable U.S. companies and U.S. securities markets.

                             MARTIN CURRIE BUSINESS TRUST

                                    --------------

                                TRUSTEES  AND OFFICERS

                     C. James P. Dawnay, TRUSTEE AND PRESIDENT *
                               Simon D. Eccles, TRUSTEE
                            Patrick R. Wilmerding, TRUSTEE
                   W. Stewart Coghill, VICE PRESIDENT AND TREASURER
                           J. Grant Wilson, VICE PRESIDENT
                            Julian M.C. Livingston, CLERK

                                 * INTERESTED TRUSTEE

                                    --------------

                                  INVESTMENT MANAGER

                                 Martin Currie, Inc.
                                    Saltire Court
                                  20 Castle Terrace
                                  Edinburgh EH1 2ES
                                       Scotland
                                 011-44-131-229-5252

                                  Regulated by IMRO

                      Registered Investment Adviser with the SEC

                                    --------------

The information contained in this report is intended for general informational purposes only. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Private Placement Memorandum which contains important information concerning the Fund and its current offering of shares.

                          MARTIN CURRIE BUSINESS TRUST
                             OPPORTUNISTIC EAFE FUND




                               SEMI-ANNUAL REPORT

                                OCTOBER 31, 1996

                                  (UNAUDITED)

                                                    MCBT OPPORTUNISTIC EAFE FUND
--------------------------------------------------------------------------------
                                         PROFILE AT OCTOBER 31, 1996 (Unaudited)

OBJECTIVE      Long term capital appreciation through active management of a diversified portfolio of international equities outside the USA and Canada.

LAUNCH DATE    July 1, 1994

FUND SIZE      $113.1m

PERFORMANCE    Total return from May 1, 1996 through October 31, 1996
SINCE LAUNCH

               -    MCBT - Opportunistic EAFE (excluding all transaction fees)       -2.3%
               -    MCBT - Opportunistic EAFE (including all transaction fees)       -3.8%
               -    The Morgan Stanley Capital International EAFE Index              -2.3%

               Annualized total return from July 1, 1994 through October 31, 1996

               -    MCBT - Opportunistic EAFE (excluding all transaction fees)       +4.9%
               -    MCBT - Opportunistic EAFE (including all transaction fees)       +4.3%
               -    The Morgan Stanley Capital International EAFE Index              +6.0%


PORTFOLIO      International markets strengthened over the six month period.
COMMENTS       The fund has matched the MSCI EAFE Index.

               JAPAN has been very disappointing. We had expected yen weakness and had protected a portion of the fund's yen assets by hedging the currency. But we thought that an improving economy would feed through to a stronger stockmarket. That did not happen. A surfeit of new issues drained liquidity and the stockmarket actually fell. We reduced our weighting to that market in August.

               Elsewhere, we have added to our positions in CONTINENTAL EUROPE. This is not because we think the economies are exciting. It is because we are finding companies where re-structuring and a focus on shareholder value are providing us with opportunities. The UK market has been strong, catching up with the rest of the world. Valuations here are reasonable and our weighting is neutral, despite political uncertainty. We think most of that is already discounted and that even if the market does fall around election time, it will soon rally.

               In the ASIAN region, Hong Kong has hit new all-time highs as the market became more optimistic on the outlook for China.

               Smaller markets have, again, seen mixed fortunes. LATIN AMERICAN markets such as Brazil have strengthened markedly, but the smaller Asian markets, such as Thailand, have weakened.

               OUTLOOK

               Looking to 1997, we are confident that the superior growth opportunities in ASIA and LATIN AMERICA will prove attractive to overseas investors. This should lead to stronger markets. Across the world, we see a benign environment of subdued inflation, low interest rates and steady overall growth. These are circumstances in which selected opportunities will abound.

                                                    MCBT OPPORTUNISTIC EAFE FUND
--------------------------------------------------------------------------------
                                         PROFILE AT OCTOBER 31, 1996 (Unaudited)

INVESTMENT      All members of the investment team report directly to Joe
MANAGER PROFILE Scott Plummer (Chief Investment Officer), who has 27 years of investment experience. All funds are managed on a team basis with a named director heading each team.

                Tony Hanlon has managed the MCBT Opportunistic EAFE Fund since inception.

                He graduated from Glasgow University in 1984 with a degree in Public Law and completed a MBA at Manchester Business school in 1986. He then worked for Salomon Brothers International in New York and London as an institutional bond salesman. Tony joined Martin Currie in 1988, working in the North American team. He was appointed an investment manager in 1991 and promoted to director in 1993. As head of the Strategy and Asset Control team, he has responsibility for communicating and monitoring our investment strategy.

                                                    MCBT OPPORTUNISTIC EAFE FUND
--------------------------------------------------------------------------------
                                         PROFILE AT OCTOBER 31, 1996 (Unaudited)

ASSET ALLOCATION
 (% of net assets)


                                   [PIE CHART]


LARGEST HOLDINGS
BY REGION/COUNTRY                                              % OF NET ASSETS

               EUROPE

               Roche Holdings           (Switzerland)                 1.7
               Hoechst                  (Germany)                     1.7
               Ciba - Geigy             (Switzerland)                 1.6

               JAPAN

               Canon                                                  1.4
               Rohm                                                   1.4
               Mitsubishi Heavy Industries                            1.3

               PACIFIC BASIN

               Broken Hill Proprietary  (Australia)                   1.1
               Hutchison Whampoa        (Hong Kong)                   1.1

               LATIN AMERICA

               Telebras, ADR            (Brazil)                      1.1

               OTHER AREAS

               Telekomunikasi Indonesia (Indonesia)                   0.9

                                                    MCBT OPPORTUNISTIC EAFE FUND
--------------------------------------------------------------------------------
                                                         SCHEDULE OF INVESTMENTS
                                                    OCTOBER 31, 1996 (Unaudited)

                                                   SHARES          VALUE
                                                   ------          -----
COMMON STOCK AND EXCHANGEABLE NOTES - 94.6%
EUROPE - 43.1%
  AUSTRIA - 0.9%
   FLUGHAFEN WIEN                                   3,181    $    156,803
   VA TECHNOLOGIE                                   6,000         839,082
                                                             ------------
     TOTAL AUSTRIA - (COST $959,294)                              995,885
                                                             ------------

  FRANCE - 6.6%
   AIR LIQUIDE                                      7,670       1,183,693
   AXA                                             25,926       1,619,202
   ELF AQUITAINE                                    7,503         599,947
   IMETAL                                           3,250         506,650
   L'OREAL                                          2,530         856,612
   MICHELIN                                        20,000         964,303
   SCHNEIDER                                       21,400       1,046,455
   SEITA                                           17,300         696,738
                                                             ------------
     TOTAL FRANCE - (COST $6,470,768)                           7,473,600
                                                             ------------

  GERMANY - 6.9%
   DEUTSCHE BANK                                   33,000       1,528,407
   HOECHST *                                       49,800       1,872,762
   MANNESMANN                                       4,300       1,669,572
   SGL CARBON                                      10,000       1,125,859
   VEBA                                            30,202       1,610,813
                                                             ------------
     TOTAL GERMANY - (COST $6,708,569)                          7,807,413
                                                             ------------

  ITALY - 2.6%
   ENI                                            200,913         962,184
   LA RINASCENTE                                   39,770         235,159
   TELECOM ITALIA                                 770,000       1,715,623
                                                             ------------
     TOTAL ITALY - (COST $2,743,601)                            2,912,966
                                                             ------------

  NETHERLANDS - 2.9%
   ELSEVIER                                        99,630       1,655,900
   INTERNATIONALE NEDERLANDEN                      51,377       1,601,841
                                                             ------------
     TOTAL NETHERLANDS - (COST $2,138,320)                      3,257,741
                                                             ------------

  SPAIN - 1.8%
   BANCO DE SANTANDER                              24,980       1,282,331
   CENTROS COMERCIALES CONTINENTE                  38,944         790,509
                                                             ------------
     TOTAL SPAIN - (COST $1,916,009)                            2,072,840
                                                             ------------

  SWEDEN - 1.7%
   ERICSSON L.M., CL B                             47,227       1,278,405
   STORA KOPPARBERG, CL A                          50,600         661,770
                                                             ------------
     TOTAL SWEDEN - (COST $1,654,059)                           1,940,175
                                                             ------------

  SWITZERLAND - 6.0%
   CIBA - GEIGY                                     1,510       1,860,024

See notes to financial statements.

                                                    MCBT OPPORTUNISTIC EAFE FUND
--------------------------------------------------------------------------------
                                                         SCHEDULE OF INVESTMENTS
                                                    OCTOBER 31, 1996 (Unaudited)

                                                   SHARES          VALUE
                                                   ------          -----

EUROPE - CONTINUED
  SWITZERLAND - CONTINUED
   NESTLE                                           1,420    $  1,542,452
   ROCHE HOLDINGS                                     260       1,966,456
   ZURICH VERSICHER                                 5,190       1,420,680
                                                             ------------
     TOTAL SWITZERLAND - (COST $6,245,626)                      6,789,612
                                                             ------------

  UNITED KINGDOM - 13.7%
   BRITISH TELECOMMUNICATIONS                     105,200         608,701
   CABLE & WIRELESS                               108,000         857,812
   EAST MIDLANDS ELECTRICITY                       67,588         599,535
   GKN                                             54,530       1,025,100
   GLAXO WELLCOME                                  68,260       1,072,118
   GRANADA                                         62,435         899,332
   LADBROKE                                       296,000         961,133
   LASMO                                          228,419         791,882
   LLOYDS TSB                                     164,000       1,039,681
   MCKECHNIE                                       74,020         692,733
   NFC                                            268,136         837,925
   RECKITT & COLMAN                               101,000       1,170,443
   SAFEWAY                                        120,571         715,302
   SHELL TRANSPORT & TRADING                       56,000         917,839
   SMITHS INDUSTRIES                               46,751         623,955
   UNILEVER                                        49,469       1,039,461
   WASSALL                                        113,250         551,135
   WOLSELEY                                       135,426       1,051,403
                                                             ------------
     TOTAL UNITED KINGDOM - (COST $12,003,173)                 15,455,490
                                                             ------------

TOTAL EUROPE - (COST  $40,839,419)                             48,705,722
                                                             ------------

LATIN AMERICA - 6.9%
  ARGENTINA - 0.8%
   BANCO DE GALICIA, ADR                            9,000         163,125
   COMPANIA PEREZ COMPANC                          74,303         471,871
   YPF SOCIEDAD ANONIMA, ADR                       14,186         322,732
                                                             ------------
     TOTAL ARGENTINA - (COST $781,932)                            957,728
                                                             ------------


  BRAZIL - 3.2%
   ELETROBRAS, ADR                                 39,800         621,253
   COMPANIA VALE DO RIO DOCE, ADR                  24,460         507,103
   CEMIG, ADR                                      18,700         596,063
   RHODIA - STER, GDR *                            17,711          58,611
   TELEBRAS, ADR                                   15,980       1,190,510
   USIMINAS, ADR                                   57,800         592,450
                                                             ------------
     TOTAL BRAZIL - (COST $3,100,786)                           3,565,990
                                                             ------------

  CHILE - 0.5%
   ENERSIS, ADR                                     6,500         190,937
   MADECO, ADR                                      6,388         153,312
   MADERAS Y SINTETICOS SOCIEDAD, ADS               9,662         137,684

See notes to financial statements.

                                                    MCBT OPPORTUNISTIC EAFE FUND
--------------------------------------------------------------------------------
                                                         SCHEDULE OF INVESTMENTS
                                                    OCTOBER 31, 1996 (Unaudited)

                                                   SHARES          VALUE
                                                   ------          -----

LATIN AMERICA - CONTINUED
  CHILE - CONTINUED
   SOCIEDAD QUIMICA Y MINERA, ADR                   2,334    $    134,205
                                                             ------------
     TOTAL CHILE - (COST $477,221)                                616,138
                                                             ------------

  COLOMBIA - 0.3%
   CEMENTOS DIAMANTE, GDS (e)                      20,800         301,600
                                                             ------------
     TOTAL COLOMBIA - (COST $416,650)                             301,600
                                                             ------------

  MEXICO - 1.8%
   CEMEX                                           70,000         251,695
   CIFRA *                                        190,000         243,011
   CORPORACION INDUSTRIAL ALFA, CL A               63,573         264,970
   CORPORACION INDUSTRIAL SAN LUIS                  4,000         123,000
   EMPRESAS ICA SOCIEDAD, ADR *                    18,800         244,400
   GRUPO FINANCIERO BANAMEX, CL B *               170,000         359,565
   KIMBERLY CLARKE, ADR                             3,900         145,275
   TUBOS DE ACERO DE MEXICO, ADR *                 35,000         389,375
                                                             ------------
     TOTAL MEXICO - (COST $1,941,503)                           2,021,291
                                                             ------------

  PERU - 0.3%
   PERU REAL ESTATE, CL B *                       250,000          64,910
   TELEFONICA DEL PERU                             11,500         237,187
                                                             ------------
     TOTAL PERU - (COST $367,747)                                 302,097
                                                             ------------

TOTAL LATIN AMERICA - (COST  $7,085,839)                        7,764,844
                                                             ------------

PACIFIC BASIN - 15.9%
  AUSTRALIA - 2.8%
   BROKEN HILL PROPRIETARY                         97,667       1,296,704
   LEND LEASE CORPORATION                          27,000         457,776
   NEWS CORPORATION                               230,000       1,011,810
   QANTAS AIRWAYS                                 253,800         370,159
                                                             ------------
     TOTAL AUSTRALIA - (COST $3,179,415)                        3,136,449
                                                             ------------

  HONG KONG - 7.0%
   AMOY PROPERTIES                                889,900       1,099,111
   CHEUNG KONG HOLDINGS                           133,000       1,066,449
   CITIC PACIFIC *                                105,000         510,592
   HONG KONG TELECOMMUNICATIONS                   650,000       1,147,474
   HSBC HOLDINGS                                   53,564       1,091,065
   HUTCHISON WHAMPOA                              178,700       1,248,002
   NEW WORLD DEVELOPMENT                          190,000       1,105,765
   SWIRE PACIFIC                                   77,925         687,823
                                                             ------------
     TOTAL HONG KONG - (COST $6,770,161)                        7,956,281
                                                             ------------

  MALAYSIA - 3.1%
   AMMB HOLDINGS                                  178,000       1,204,750
   EDARAN OTOMOBILE NASIONAL                       75,000         700,574
   RESORTS WORLD                                  123,000         705,917

See notes to financial statements.

                                                    MCBT OPPORTUNISTIC EAFE FUND
--------------------------------------------------------------------------------
                                                         SCHEDULE OF INVESTMENTS
                                                    OCTOBER 31, 1996 (Unaudited)

                                                   SHARES          VALUE
                                                   ------          -----

PACIFIC BASIN - CONTINUED
  MALAYSIA - CONTINUED
   UNITED ENGINEERS                               120,000     $   949,931
                                                             ------------
     TOTAL MALAYSIA - (COST $3,151,657)                         3,561,172
                                                             ------------

  PHILIPPINES - 0.8%
   PHILIPPINE LONG DISTANCE TELEPHONE, ADR         15,000         898,125
                                                             ------------
     TOTAL PHILIPPINES - (COST $902,372)                          898,125
                                                             ------------


  SINGAPORE - 1.9%
   DEVELOPMENT BANK OF SINGAPORE                   87,800       1,053,475
   FIRST CAPITAL                                  116,000         268,484
   JARDINE MATHESON                               140,566         794,198
                                                             ------------
     TOTAL SINGAPORE - (COST $2,450,615)                        2,116,157
                                                             ------------

  SOUTH KOREA - 0.3%
   CITIC SEOUL EXEL TRUST, IDR *                       18 (a)     153,000
   KOREA PREFERRED FUND *                           29,000        197,490
                                                             ------------
     TOTAL SOUTH KOREA - (COST $508,200)                          350,490
                                                             ------------

TOTAL PACIFIC BASIN - (COST $16,962,420)                       18,018,674
                                                             ------------

OTHER AREAS - 1.9%
  INDIA - 0.8%
   INDIAN OPPORTUNITIES FUND (b)*                101,911         883,057
                                                             ------------
     TOTAL INDIA - (COST $1,494,050)                             883,057
                                                             ------------


  INDONESIA - 0.9%
   TELEKOMUNIKASI INDONESIA                       700,000       1,044,305
                                                             ------------
     TOTAL INDONESIA - (COST $1,090,427)                        1,044,305
                                                             ------------

  SOUTH AFRICA - 0.2%
   SAFMARINE & RENNIE                             110,000         278,956
                                                             ------------
     TOTAL SOUTH AFRICA - (COST $375,743)                         278,956
                                                             ------------

TOTAL OTHER AREAS - (COST  $2,960,220)                          2,206,318
                                                             ------------

JAPAN - 26.8%
  AMANO                                            39,000         465,856
  ASAHI DIAMOND                                    37,080         384,299
  CANON                                            85,000       1,627,509
  DAIFUKU                                          38,000         467,261
  DDI                                                 152       1,141,452
  EIDEN SAKAKIYA                                   24,000         274,033
  EXEDY                                            19,000         302,051
  HITACHI                                         129,000       1,144,350
  HITACHI METALS                                   70,000         576,084
  ITO-YOKADO                                       26,000       1,297,088
  ITOCHU                                          181,000       1,092,152
  KAMIGUMI                                        110,000         850,204

See notes to financial statements.

                                                    MCBT OPPORTUNISTIC EAFE FUND
--------------------------------------------------------------------------------
                                                         SCHEDULE OF INVESTMENTS
                                                    OCTOBER 31, 1996 (Unaudited)

                                                   SHARES          VALUE
                                                   ------          -----
JAPAN - CONTINUED
  KIRIN BEVERAGE                                   24,000    $    320,408
  KOMORI                                           20,000         449,695
  KYOCERA                                          21,000       1,385,183
  MABUCHI MOTOR                                    10,000         509,420
  MARUI                                            43,000         796,891
  MBL INT'L FINANCE (BERMUDA), EXCH. GTD NOTES,
   3.000%, 11/30/2002                          $  720,000 (c)     795,600
  MITSUBISHI HEAVY INDUSTRIES                     196,000       1,506,302
  MITSUI FUDOSAN                                   75,000         928,813
  NIPPON EXPRESS                                  131,000       1,064,292
  NITTO DENKO                                      36,000         534,364
  NOMURA SECURITIES                                73,000       1,205,393
  ORGANO                                           20,000         179,175
  RISO KAGAKU                                       6,400         455,878
  ROHM                                             27,000       1,600,720
  SHIMACHU                                         17,000         467,349
  SHIN - ETSU CHEMICAL                             59,950       1,026,766
  SONY                                             21,600       1,295,753
  SUMITOMO ELECTRIC                                83,000       1,093,496
  SUMITOMO FORESTRY                                54,000         763,603
  SUMITOMO TRUST & BANKING                        101,000       1,117,737
  TAISHO PHARMACEUTICAL                            25,000         496,245
  TOKIO MARINE & FIRE                             104,000       1,141,803
  TOYOTA MOTOR CORPORATION                         64,000       1,512,099
                                                             ------------
     TOTAL JAPAN - (COST  $31,553,367)                         30,269,324
                                                             ------------

TOTAL COMMON STOCK AND EXCHANGEABLE NOTES -
  (COST  $99,401,265) +                                       106,964,882
                                                             ------------


                                                PRINCIPAL
                                                 AMOUNT
                                                 ------
SHORT TERM INVESTMENT - 5.8%
  STATE STREET BANK AND TRUST REPURCHASE
   AGREEMENT, 4.750%, 11/01/1996 (d)           $6,521,000       6,521,000
                                                             ------------
TOTAL SHORT TERM INVESTMENT - (COST $6,521,000)                 6,521,000
                                                             ------------


See notes to financial statements.

                                                    MCBT OPPORTUNISTIC EAFE FUND
--------------------------------------------------------------------------------
                                                         SCHEDULE OF INVESTMENTS
                                                    OCTOBER 31, 1996 (Unaudited)

                                                    SHARES          VALUE
                                                    ------          -----


TOTAL INVESTMENTS - (COST  $105,922,265) - 100.4%             $113,485,882
CASH, RECEIVABLES AND OTHER ASSETS, LESS
  LIABILITIES - (0.4)%                                            (407,850)
                                                             -------------
NET ASSETS - 100.0%                                           $113,078,032
                                                             -------------
                                                             -------------

*    Non-income producing security.
(a)  Reflected in units.  1 IDR Unit = 1000 shares.
(b) The Indian Opportunities Fund is managed by Martin Currie Chescor Ltd., an associate of Martin Currie Inc.
(c)  Reflected at par value and denominated in U.S. dollars.
(d) The repurchase agreement, dated 10/31/96, $6,521,860 due 11/1/96, is collateralized by $6,663,329 United States Treasury Note, 6.125%, 5/15/98.
(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $301,600 or 0.3% of net assets.

+ Percentages of investments are presented in the portfolio by country. Percentages of assets by industry are as follows: Aerospace 0.6%, Air Travel 0.5%, Auto Parts 0.1%, Automobiles 2.0%, Banks 8.9%, Building and Construction 0.3%, Chemicals 4.8%, Conglomerates 7.4%, Construction & Mining Equipment 0.2%, Construction and Building Materials 3.0%, Cosmetics & Toiletries 2.6%, Drugs & Health Care 3.0%, Electric Utilities 3.0%, Electrical Equipment 2.6%, Electronics 4.7%, Engineering 1.6%, Financial Services 2.5%, Food & Beverages 2.6%, Hotels & Restaurants 0.8%, Household Products 0.9%, Industrial Machinery 5.8%, Insurance 3.9%, Investment Companies 1.1%, Leisure 1.4%, Metals 1.1%, Mining 0.4%, Oil & Gas 3.2%, Paper 0.7%, Petroleum Services 0.6%, Photography 1.4%, Printing 0.4%, Publishing 2.4%, Real Estate 2.7%, Retail Trade 4.0%, Semi-Conductor 0.2%, Steel 1.0%, Telecommunication 8.9%, Tobacco 0.6%, Transportation 2.7%.

ADR  American Depositary Receipts.
GDR  Global Depositary Receipts.
GDS  Global Depositary Shares.
IDR  International Depositary Receipts.




See notes to financial statements.

                                                    MCBT OPPORTUNISTIC EAFE FUND
--------------------------------------------------------------------------------
                                              STATEMENT OF ASSETS AND LIABILITES
                                                    OCTOBER 31, 1996 (Unaudited)


ASSETS
     Investments in securities, at value (cost $99,401,265) (Note B)                              $106,964,882
     Investments in repurchase agreements, at cost and value (Note B)                                6,521,000
                                                                                                  ------------
       Total Investments                                                                             113,485,882
     Cash                                                                                                  864
     Foreign currency, at value (cost $176,670) (Note B)                                               176,697
     Receivable for investments sold                                                                   326,982
     Receivable for forward currency contracts (Note E)                                                631,459
     Receivable for foreign currency sold                                                              144,809
     Dividend and interest receivable                                                                  206,906
     Foreign income tax reclaim receivable                                                              84,388
     Prepaid insurance expense                                                                           6,415
     Deferred organization expenses (Note B)                                                             6,791
                                                                                                  ------------
       TOTAL ASSETS                                                                                  115,071,193
                                                                                                  ------------

LIABILITIES
     Payable for investments purchased                                                               1,591,485
     Payable for foreign currency purchased                                                            145,372
     Management fee payable (Note C)                                                                   193,656
     Administration fee payable (Note C)                                                                 8,180
     Trustees fees payable (Note C)                                                                      2,402
     Accrued expenses and other liabilities                                                             52,066
                                                                                                  ------------
       TOTAL LIABILITIES                                                                             1,993,161
                                                                                                  ------------
TOTAL NET ASSETS                                                                                  $113,078,032
                                                                                                  ------------
                                                                                                  ------------
COMPOSITION OF NET ASSETS:
     Paid-in-capital                                                                              $103,562,849
     Undistributed net investment income                                                             1,948,366
     Accumulated net realized loss on investment and foreign currency transactions                    (627,452)
     Net unrealized appreciation on investment and foreign currency transactions                     8,194,269
                                                                                                  ------------
TOTAL NET ASSETS                                                                                  $113,078,032
                                                                                                  ------------
                                                                                                  ------------
NET ASSET VALUE PER SHARE                                                                               $10.99
                                                                                                  ------------
                                                                                                  ------------
($113,078,032 / 10,289,252 shares of beneficial interest outstanding)

See notes to financial statements.

                                                    MCBT OPPORTUNISTIC EAFE FUND
--------------------------------------------------------------------------------
                                                         STATEMENT OF OPERATIONS
                                   SIX MONTHS ENDED OCTOBER 31, 1996 (Unaudited)


INVESTMENT INCOME
     Interest income                                                                                         $   138,286
     Dividend income                                                                                           1,129,923
     Foreign taxes withheld                                                                                     (130,278)
                                                                                                             -----------
       TOTAL INVESTMENT INCOME                                                                                 1,137,931
                                                                                                             -----------
EXPENSES
     Management fee (Note C)                                                                                     386,840
     Custodian fee                                                                                                78,442
     Administration fee (Note C)                                                                                  45,241
     Audit fee                                                                                                    13,344
     Legal fees                                                                                                    4,063
     Transfer agent fee                                                                                            3,360
     Trustees fees (Note C)                                                                                        2,272
     Amortization of deferred organization expenses                                                                1,284
     Miscellaneous expenses                                                                                       11,298
                                                                                                             -----------
       TOTAL EXPENSES                                                                                            546,144
                                                                                                             -----------
NET INVESTMENT INCOME                                                                                            591,787
                                                                                                             -----------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCY
     Net realized loss on investments                                                                           (309,851)
     Net realized gain on foreign currency transactions                                                          491,725
     Net increase in unrealized appreciation (depreciation) on :
       Investments (net of accrual for foreign capital gains tax of $19,986 on unrealized depreciation)       (4,306,708)
       Foreign currency transactions                                                                             889,057
                                                                                                             -----------
NET LOSS ON INVESTMENTS AND FOREIGN CURRENCY TRANSACTIONS                                                     (3,235,777)
                                                                                                             -----------
NET DECREASE IN NET ASSETS FROM OPERATIONS                                                                   $(2,643,990)
                                                                                                             -----------
                                                                                                             -----------


See notes to financial statements.

                                                    MCBT OPPORTUNISTIC EAFE FUND
--------------------------------------------------------------------------------
                                              STATEMENT OF CHANGES IN NET ASSETS
                                                                     (Unaudited)



                                                                                              Six Months          Year
                                                                                                Ended             Ended
                                                                                           October 31, 1996   April 30, 1996
                                                                                           ----------------   --------------
NET ASSETS at beginning of period                                                            $108,295,237     $ 72,660,677
                                                                                             ------------     ------------
INCREASE/(DECREASE) IN NET ASSETS FROM OPERATIONS:
     Net investment income                                                                        591,787        1,369,618
     Net realized gain (loss) on investment transactions                                         (309,851)         926,246
     Net realized gain on foreign currency transactions                                           491,725        1,832,315
     Net increase in unrealized appreciation (depreciation) on :
       Investments                                                                             (4,306,708)      10,906,825
       Foreign currency transactions                                                              889,057         (549,779)
                                                                                             ------------     ------------
     Net increase/(decrease) in net assets from operations                                     (2,643,990)      14,485,225
                                                                                             ------------     ------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
     Net investment income                                                                              0       (1,479,010)
     In excess of net investment income                                                                 0         (207,129)
                                                                                             ------------     ------------
     Total distributions                                                                                0       (1,686,139)
                                                                                             ------------     ------------
CAPITAL SHARE TRANSACTIONS:
     Net proceeds from sales of shares                                                          7,452,432       28,787,468
     Reinvestment of dividends and distributions to shareholders                                        0        1,474,045
     Cost of shares repurchased                                                                   (82,567)      (7,701,317)
     Paid in capital from subscription and redemption fees                                         56,920          275,278
                                                                                             ------------     ------------
     Total increase in net assets from capital share transactions                               7,426,785       22,835,474
                                                                                             ------------     ------------
NET INCREASE IN NET ASSETS                                                                      4,782,795       35,634,560
                                                                                             ------------     ------------
NET ASSETS at end of period (includes undistributed net investment
income of $1,948,366 and $1,336,593)                                                         $113,078,032     $108,295,237
                                                                                             ------------     ------------
                                                                                             ------------     ------------

OTHER INFORMATION:
CAPITAL SHARE TRANSACTIONS:
     Shares sold                                                                                  668,684        2,869,376
     Shares issued in reinvestment of distributions to shareholders                                     0          141,057
     Less shares repurchased                                                                       (7,521)        (752,658)
                                                                                             ------------     ------------
     Net share transactions                                                                       661,163        2,257,775
                                                                                             ------------     ------------
                                                                                             ------------     ------------


See notes to financial statements.

                                                   MCBT OPPORTUNISTIC EAFE FUND

--------------------------------------------------------------------------------
                                                           FINANCIAL HIGHLIGHTS
                                         FOR A SHARE OUTSTANDING FOR THE PERIOD
                                                                    (Unaudited)





                                                                     Six Months           Year             July 1, 1994 *
                                                                       Ended              Ended                through
                                                                 October 31, 1996     April 30, 1996       April 30, 1995
                                                                 ----------------     --------------       --------------
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period                               $     11.250        $      9.860         $    10.000

Net investment income                                                     0.051               0.314               0.055
Net realized and unrealized gain(loss) on investment
and foreign currency transactions                                        (0.317)              1.239              (0.323)
                                                                   ------------        ------------         -----------
Total from investment operations                                         (0.266)              1.553              (0.268)
                                                                   ------------        ------------         -----------
Less distributions:
    Net investment income                                                 0.000              (0.167)              0.000
    In excess of net investment income                                    0.000              (0.023)              0.000
                                                                   ------------        ------------         -----------
Total distributions                                                       0.000              (0.190)              0.000
                                                                   ------------        ------------         -----------
Paid in capital from subscription and redemption fees (Note B) (5)        0.006               0.027               0.128
                                                                   ------------        ------------         -----------

Net asset value, end of period                                     $     10.990        $     11.250         $     9.860
                                                                   ------------        ------------         -----------
                                                                   ------------        ------------         -----------

TOTAL INVESTMENT RETURN (1) (2)                                          (2.31)%              16.17%             (1.40)%
                                                                   ------------        ------------         -----------
                                                                   ------------        ------------         -----------
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period                                          $103,078,032        $108,295,237         $72,660,677
Operating expenses, net, to average net assets (Note C)                   0.98%(3)            1.00%               1.00%(3)
Operating expenses, gross, to average net assets (Note C)                 0.98%(3)            1.05%               1.37%(3)
Net investment income to average net assets                               1.06%(3)            1.46%               1.32%(3)
Portfolio turnover rate                                                     23%                 40%                 39%
Average commission rate per share (4)                              $     0.0200        $     0.0285                 N/A
Per share amount of fees waived (Note C)                           $      0.000        $      0.012         $     0.015



--------------------------------------------------------------------------------

*   Commencement of investment operations.
(1) Total return at net asset value assuming all distributions reinvested and no purchase premiums or redemption fees.
    Total return would have been lower had certain expenses not been waived.
(2) Periods less than one year are not annualized.
(3) Annualized.
(4) The average commission rate paid is applicable for Funds that invest greater than 10% of average net assets in equity transactions on which commissions are charged. This disclosure is required for fiscal periods beginning on or after September 1, 1995.
(5) The per share amounts were computed using an average number of shares outstanding during the year.


See notes to financial statements.
                                          13

                                                   MCBT OPPORTUNISTIC EAFE FUND

--------------------------------------------------------------------------------
                                                  NOTES TO FINANCIAL STATEMENTS


NOTE A - ORGANIZATION
Martin Currie Business Trust ("MCBT") (the "Trust") is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust on May 20, 1994. The Trust offers six funds which have differing investment objectives and policies: Global Growth Fund, Opportunistic EAFE Fund, Global Emerging Markets Fund, Japan Small Companies Fund, Emerging Americas Fund and Emerging Asia Fund, (the "Funds"). As of October 31, 1996 the Global Emerging Markets Fund had not commenced operations. The MCBT Opportunistic EAFE Fund (the "Fund") commenced investment operations on July 1, 1994. The Fund's Declaration of Trust permits the Board of Trustees to issue an unlimited number of full and fractional shares of beneficial interest, without par value.


NOTE B - SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

VALUATION OF INVESTMENTS - The Fund's portfolio securities traded on a securities exchange are valued at the last quoted sale price, or, if no sale occurs, at the mean of the most recent quoted bid and asked prices. Unlisted securities for which market quotations are readily available are valued at the mean of the most recent quoted bid and asked prices. Prices for securities which are primarily traded in foreign markets are furnished by quotation services expressed in the local currency's value and are translated into U.S. dollars at the current rate of exchange. Short-term securities and debt securities with a remaining maturity of 60 days or less are valued at their amortized cost. Options and futures contracts are valued at the last sale price on the market where any such options or futures contract is principally traded. Options traded over-the-counter are valued based upon prices provided by market makers in such securities or dealers in such currencies. Securities for which current market quotations are unavailable or for which quotations are not deemed by the investment adviser to be representative of market values are valued at fair value as determined in good faith by the Trustees of the Fund, or by persons acting pursuant to procedures established by the Trustees.

REPURCHASE AGREEMENTS - In connection with transactions in repurchase agreements, the Fund's custodian takes possession of the underlying collateral securities, the value or market price of which is at least equal to the principal amount, including interest, of the repurchase transaction. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market on a daily basis to ensure the adequacy of the collateral. In the event of default of the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. Under certain circumstances, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings.

INVESTMENT TRANSACTIONS - Investment security transactions are recorded on the date of purchase or sale. Realized gains and losses from security transactions are determined on the basis of identified cost.

INVESTMENT INCOME - Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, are recorded as soon as the Fund is informed of the ex-dividend date. Interest income, which includes accretion of original issue discount, is accrued as earned. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

FOREIGN CURRENCY TRANSLATIONS - The records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at a current rate of exchange of such currency to determine the value of investments, other assets and liabilities on the date of any determination of net asset value of the Fund. Purchases and sales of securities and income and expenses are converted at the prevailing rate of exchange on the respective dates of such transactions.

The Fund may realize currency gains or losses between the trade and settlement dates on security transactions. To minimize such currency gains or losses, the Fund may enter into a foreign currency exchange contract for the purchase or sale, for a fixed amount of U.S. dollars, of an amount of the foreign currency required to settle the security transaction.

                                                   MCBT OPPORTUNISTIC EAFE FUND

--------------------------------------------------------------------------------
                                      NOTES TO FINANCIAL STATEMENTS (Continued)


FOREIGN CURRENCY TRANSLATIONS (CONTINUED) - The net U.S. dollar value of foreign currency underlying all contractual commitments held by the Fund on each day and the resulting net unrealized appreciation, depreciation and related net receivable or payable amounts are determined by using forward currency exchange rates supplied by a quotation service.

Reported net realized gains and losses on foreign currency transactions represent net gains and losses from sales and maturities of forward currency contracts, disposition of foreign currencies, currency gains and losses realized between the trade and settlement dates on security transactions, and the difference between the amount of net investment income accrued and the U.S. dollar amount actually received. The effects of changes in foreign currency exchange rates on investments in securities are not segregated in the Statement of Operations from the effects of changes in market prices of those securities, but are included with the net realized and unrealized gain or loss on investment securities.

FORWARD CURRENCY CONTRACTS - A forward foreign currency contract ("Forward") is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of the Forward fluctuates with changes in currency exchange rates. The Forward is marked-to-market daily and the change in the market value is recorded by the Fund as an unrealized gain or loss. When the Forward is closed, the Fund records a realized gain or loss equal to the difference between the value at the time it was opened and the value at the time it was closed. The Fund could be exposed to risk if a counterparty is unable to meet the terms of the contract or if the value of the currency changes unfavorably. The Fund may enter into Forwards in connection with planned purchases and sales of securities, to hedge specific receivables or payables against changes in future exchange rates or to hedge the U.S. dollar value of portfolio securities denominated in a foreign currency.

CURRENCY CALL AND PUT OPTIONS - When a Fund writes an option, the premium received by the fund is presented in the Fund's Statement of Assets and Liabilities as an asset and an equivalent liability. The amount of the liability is subsequently "marked-to-market" to reflect the current market value of the option written. Written options are valued at the last sale price or, in the absence of a sale, the last offering price on the market on which it is principally traded. If an option expires on its stipulated expiration date, or if the Fund enters into a closing purchase transaction, the Fund realizes a gain (or loss if the cost of a closing purchase transaction exceeds the premium received when the option was written) without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is extinguished. If a written call option is exercised, the Fund realizes a gain or loss from the sale of the underlying security and the proceeds of the sale are increased by the premium originally received. If a written put option is exercised, the amount of the premium originally received reduces the cost of the security which the Fund purchases upon exercise of the option.

The risk in writing a call is that the Fund relinquishes the opportunity to profit if the market price of the underlying security increases and the option is exercised. In writing a put option, the Fund assumes the risk of incurring a loss if the market price of the underlying security decreases and the option is exercised. In addition, there is a risk the Fund may not be able to enter into a closing transaction because of an illiquid secondary market, or if the counterparties do not perform under the contracts' terms.

EXPENSES - Expenses directly attributable to the Fund are charged to the Fund. Expenses not directly attributable to a Fund are split evenly among the affected Funds, allocated on the basis of relative average net assets, or otherwise allocated among the Funds as the Board of Trustees may direct or approve. Certain costs incurred in connection with the organization of the Trust and each Fund have been deferred and are being amortized on a straight line basis over a five year period starting on each Fund's commencement of operations.

DISTRIBUTIONS TO SHAREHOLDERS - The Fund declares and distributes dividends from net investment income, if any, and distributes its net realized capital gains, if any, at least annually. All distributions will be paid in shares of the Fund at the net asset value unless the shareholder elects in the subscription agreement to receive cash. Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments for market discount, foreign currency transactions, losses deferred due to wash sales, post October 31 losses and excise tax regulations. Permanent book and tax differences relating to shareholder distributions will result in reclassifications to paid-in-capital. Distributions are recorded on the ex-dividend date.

PURCHASES AND REDEMPTIONS OF FUND SHARES - There is a purchase premium for cash investments into the Fund of 0.75% of the amount invested and a redemption fee on cash redemptions of 0.75% of the amount redeemed. All purchase premiums and redemption fees are paid to, and recorded as paid-in-capital to the Fund, subject to being waived by Martin Currie. For the period ended October 31, 1996, $56,316 was collected in purchase premiums and $604 was collected in redemption fees.

INCOME TAXES - Each Fund of the Trust is treated as a separate entity for federal tax purposes. Each Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended. By so qualifying, the Funds will not be subject to federal income taxes to the extent that they distribute all of their taxable income, including realized capital gains, for the fiscal year. In addition, by distributing substantially all of their net investment income, capital gains and certain other amounts, if any, during the calendar year, the Funds will not be subject to a federal excise tax.

The Fund may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued and applied to net investment income, net realized gains and unrealized appreciation as such income and/or gains are earned.

ESTIMATES - The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and income and expenses at the date of the financial statements. Actual results could differ from these estimates.


NOTE C - AGREEMENTS AND FEES
The Fund has entered into a Management Contract with Martin Currie Inc. (the "Investment Manager"), a wholly owned subsidiary of Martin Currie Ltd. Under the Management Contract, the Fund pays the Investment Manager a quarterly management fee at the annual rate of 0.70% of the average net assets.

State Street Bank and Trust Company (the "Administrator") serves as administrator of the Fund. The Administrator performs certain administrative services for the Fund. The Fund pays the Administrator a fee at the rate of 0.08% of the Fund's average net assets up to $125 million, 0.06% of the next $125 million, and 0.04% of those assets in excess of $250 million, subject to certain minimum requirements, plus certain out of pocket costs. State Street Bank and Trust Company also receives fees and compensation of expenses for certain custodian and transfer agent services.

Trustees of the Trust who are not interested persons receive annual fees of $20,000. Each Fund pays a pro-rata share based on its respective net assets.

NOTE D - INVESTMENT TRANSACTIONS
Purchases and proceeds from sales and maturities of investments, excluding short-term securities for the Fund for the period ended October 31, 1996 were $30,746,369 and $24,131,984, respectively.

The identified cost of investments in securities and repurchase agreements owned by the Fund for federal income tax purposes and their respective gross unrealized appreciation and depreciation at October 31, 1996 were as follows:

           IDENTIFIED             GROSS UNREALIZED              NET UNREALIZED
              COST           APPRECIATION   (DEPRECIATION)       APPRECIATION
         ---------------     ------------    -------------      --------------
         $ 105,922,265       $  12,339,015   $ (4,775,398)      $    7,563,617

NOTE E - FORWARD FOREIGN CURRENCY CONTRACTS
At October 31, 1996, the outstanding forward exchange contracts, which contractually obligate the Fund to deliver currencies at a specified date, were as follows:


                                              U.S. $ COST            U.S. $
                                            ON ORIGINATION         CURRENT         NET UNREALIZED
CURRENCY SOLD      SETTLEMENT DATE               DATE               VALUE           APPRECIATION
-------------      ---------------          --------------      ------------       --------------
Japanese Yen          11/14/96                 2,798,000           2,619,660             178,340
Japanese Yen          11/14/96                 7,192,000           6,738,881             453,119
                                            ------------        ------------        ------------
                                            $  9,990,000        $  9,358,541        $    631,459
                                            ------------        ------------        ------------
                                            ------------        ------------        ------------


NOTE F - PRINCIPAL SHAREHOLDERS
As of October 31, 1996, 13% of the Fund's outstanding shares was held by one shareholder, holding in excess of 10% of the Fund's outstanding shares.


NOTE G - CONCENTRATION OF RISK
The Fund will invest extensively in foreign securities (i.e., those which are not listed on a United States securities exchange). Investing in foreign securities involves risks not typically found in investing in U.S. markets. These include risks of adverse change in foreign economic, political, regulatory and other conditions, and changes in currency exchange rates, exchange control regulations (including currency blockage), expropriation of assets or nationalization, imposition of withholding taxes on dividend or interest payments and capital gains, and possible difficulty in obtaining and enforcing judgments against foreign entities. Furthermore, issuers of foreign securities are subject to different, and often less comprehensive, accounting, reporting and disclosure requirements than domestic issuers. The securities of some foreign companies and foreign securities markets are less liquid and at times more volatile than securities of comparable U.S. companies and U.S. securities markets.

                             MARTIN CURRIE BUSINESS TRUST



                                ---------------------



                                TRUSTEES  AND OFFICERS

                     C. James P. Dawnay, TRUSTEE AND PRESIDENT *
                               Simon D. Eccles, TRUSTEE
                            Patrick R. Wilmerding, TRUSTEE
                   W. Stewart Coghill, VICE PRESIDENT AND TREASURER
                           J. Grant Wilson, VICE PRESIDENT
                            Julian M.C. Livingston, CLERK

                                 * INTERESTED TRUSTEE

                                ---------------------




                                  INVESTMENT MANAGER

                                 Martin Currie, Inc.
                                    Saltire Court
                                  20 Castle Terrace
                                  Edinburgh EH1 2ES
                                       Scotland
                                 011-44-131-229-5252

                                  Regulated by IMRO

                      Registered Investment Adviser with the SEC

                                ---------------------



--------------------------------------------------------------------------------

    The information contained in this report is intended for general informational purposes only. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Private Placement Memorandum which contains important information concerning the Fund and its current offering of shares.
--------------------------------------------------------------------------------

                          MARTIN CURRIE BUSINESS TRUST
                             EMERGING AMERICAS FUND




                               SEMI-ANNUAL REPORT

                                OCTOBER 31, 1996

                                   (UNAUDITED)

                                                     MCBT EMERGING AMERICAS FUND
--------------------------------------------------------------------------------
                                         PROFILE AT OCTOBER 31, 1996 (Unaudited)


OBJECTIVE      Long-term capital appreciation through active management of a diversified portfolio of equities in countries of the Western
               Hemisphere with emerging markets and developing economies.

LAUNCH DATE    September 19, 1994

FUND SIZE      $147.9m

PERFORMANCE    Total return from May 1, 1996 through October 31, 1996

               -    MCBT - Emerging Americas Fund (excluding all
                    transaction fees)                                 +    0.4%
               -    MCBT - Emerging Americas Fund (including all
                    transaction fees)                                 -    3.1%
               -    The Morgan Stanley Capital International Latin
                    America (Free) Index                              +    5.9%

               Annualized total return from September 19, 1994 through October 31, 1996

               -    MCBT - Emerging Americas Fund (excluding all
                    transaction fees)                                 -    11.4%
               -    MCBT - Emerging Americas Fund (including all
                    transaction fees)                                 -    12.9%
               -    The Morgan Stanley Capital International Latin
                    America (Free) Index
                    (from October 1, 1994 through October 31, 1996)   -    10.8%



PORTFOLIO      Markets have strengthened over the six months.  The MSCI Latin
COMMENTS       America (Free) Index has risen by 5.9%.   The best performing
               regions were VENEZUELA and BRAZIL. The fund has not risen in line with the index because we had no holdings in Venezuela until late in the period and were overweight in the more pedestrian Mexican market.

               The economic recovery is now well underway in MEXICO.   Stocks
               which are direct beneficiaries of stronger economic activity - such as Corporacion Geo and Tamsa - have done well. Others like Cifra and Soriana have performed well in anticipation of a recovery in consumer spending. We welcome the recent weakening of the Mexican peso, and expect an already healthy trade picture to improve further still.

               In BRAZIL, our stock selection has been poor. Telebras, where we were underweight until late June, was the star performer in the market as privatisation plans improved prospects for the sector. Our concentration on privatisation stocks such as Eletrobras and Usiminas was too early. But as the regulatory environment takes shape at last, we have added to our positions in the electrical sector. We are confident that these holdings will reward our faith in 1997.

               Elsewhere, we have continued to reduce our exposure to ARGENTINA where a new austerity programme has begun. We now have a neutral weighting there.

               Towards the end of the reporting period, we bought holdings in Mavesa (consumer) and Sivensa (steel) in VENEZUELA. The government seems solidly committed to the IMF reform package. That gives us encouragement. We have recently visited the region and expect to add to our Venezuelan exposure.

               OUTLOOK

               We remain positive on the region over the longer term. Latin America has proved to be remarkably resilient in bouncing back from the 1995 Tequila crisis, and valuations do not yet reflect the much improved outlook. Foreign direct investment has held up and we anticipate a pick up in capital flows to the region in 1997.

                                                     MCBT EMERGING AMERICAS FUND
--------------------------------------------------------------------------------
                                         PROFILE AT OCTOBER 31, 1996 (Unaudited)


INVESTMENT     All members of the investment team report directly to Joe Scott
MANAGER        Plummer (Chief Investment Officer), who has 27 years' investment
PROFILE        experience.  All funds are managed on a team basis with a named director heading each team.

               James Fairweather has managed the MCBT Emerging Americas fund since inception.

               James spent three years with Montague Loebl Stanley & Co. as an institutional sales and economic assistant. Moved into Eurobond sales for 18 months with Kleinwort Benson before joining Martin Currie in 1984. He has worked in our Far East, North American and Continental European investment teams. Appointed a director in 1987, he became head of our Continental Europe team in 1992. A member of the asset allocation committee, James was appointed Deputy Chief Investment Officer in 1994 with overall responsibility for our investments in emerging markets.

               Joanna Terrett assists James.

               She graduated from Manchester University in 1990 with a degree in European Studies and French and joined Martin Currie in the same year as a member of the Continental Europe team. She was appointed investment manager in 1994. A Spanish speaker, Joanna lived in Argentina and Venezuela for six years and in early 1996 she joined our Emerging Markets team with responsibility for Latin America. She was appointed assistant director in 1996.

                                                     MCBT EMERGING AMERICAS FUND
--------------------------------------------------------------------------------
                                         PROFILE AT OCTOBER 31, 1996 (Unaudited)


ASSET ALLOCATION
(% of net assets)


[PIE CHART]


LARGEST HOLDINGS
BY COUNTRY                                                % OF NET ASSETS

               BRAZIL

               Telebras                                          8.5
               Banco Itau                                        4.0

               MEXICO

               Empresas La Moderna                               3.0
               Tubos de Acero de Mexico, ADR                     2.9
               Grupo Financiero Banamex, Cl B                    2.8

               ARGENTINA

               Companhia Perez Companc                           3.3
               Banco de Galicia, ADR                             2.8

               CHILE

               Provida, ADR                                      2.1

                                                     MCBT EMERGING AMERICAS FUND
--------------------------------------------------------------------------------
                                                         SCHEDULE OF INVESTMENTS
                                                    OCTOBER 31, 1996 (Unaudited)


                                                           SHARES       VALUE
                                                           ------       -----
COMMON AND PREFERRED STOCKS AND RIGHTS - 95.8%
ARGENTINA - 11.1%
     ARGENTINA EQUITY INVESTMENTS *                        15,000   $  1,548,600
     BANCO DE GALICIA, ADR                                229,670      4,162,769
     BANCO DE GALICIA, ADR N/P *                           31,428              0
     COMPANIA PEREZ COMPANC                               778,567      4,944,395
     DISCO, ADR *                                         140,000      3,150,000
     TELEFONICA DE ARGENTINA, ADR                         114,000      2,650,500
                                                                    ------------
       TOTAL ARGENTINA - (COST $14,547,078)                           16,456,264
                                                                    ------------

BRAZIL - 35.3%
     BANCO ITAU                                        13,632,000      5,904,458
     BRASMOTOR                                          7,842,902      2,664,174
     BRAZIL FAST FOOD *                                   312,500      1,093,750
     BRAZIL REALTY, GDR *                                  50,000      1,018,750
     BRAZILIAN EQUITY INVESTMENTS *                        44,000      1,381,160
     CEMENTOS PORTLAND ITAU, PREFERRED                  6,769,000      1,795,722
     CEMIG, ADR                                            85,063      2,711,383
     COMPANIA VALE DO RIO DOCE, ADR                       145,800      3,022,718
     DIXIE TOGA                                         1,050,346        787,197
     ELETROBRAS                                        12,105,000      3,758,512
     GLOBEX UTILIDADES *                                  115,000      2,171,501
     LIGHT SERVICOS DE ELETRICIDADE                     9,500,000      3,143,858
     MAKRO ATACADISTA *                                   200,000      1,860,000
     MULTICANAL PARTICIPACOES, ADR *                       34,000        476,000
     TELEBRAS, ADR                                        168,945     12,586,403
     TELEC DO RIO JANEIRO *                            38,500,000      3,709,850
     UNIAO DE BANCOS BRASILIEROS                       38,130,000      1,057,723
     USIMINAS, ADR                                        296,700      3,041,175
                                                                    ------------
       TOTAL BRAZIL - (COST $47,313,560)                              52,184,334
                                                                    ------------

CHILE - 9.9%
     ANTOFAGASTA HOLDINGS                                  45,500        265,120
     BANCO DE LA EDWARDS, ADR                             160,000      3,060,000
     ENERSIS, ADR                                          37,400      1,098,625
     LABORATORIO CHILE, ADR                               180,000      2,857,500
     MADECO, ADR                                           62,320      1,495,680
     MADERAS Y SINTETICO SOCIEDAD, ADS                     74,800      1,065,900
     PROVIDA, ADR                                         135,000      3,138,750
     SOCIEDAD QUIMICA Y MINERA, ADR                        28,200      1,621,500
                                                                    ------------
       TOTAL CHILE - (COST $14,629,596)                               14,603,075
                                                                    ------------

COLOMBIA - 1.4%
     CEMENTOS DIAMANTE, GDR (b)                            30,500        442,250
     GRAN CADENA DE ALMACENES, ADR (b)                     49,500        618,750
     PAPELES NACIONALES                                   133,000        964,250
                                                                    ------------
       TOTAL COLOMBIA - (COST $3,295,679)                              2,025,250
                                                                    ------------

MEXICO - 29.9%
     BUFETE INDUSTRIAL, ADR *                              38,000        617,500
     CEMEX, CL B                                          900,000      3,236,081
     CIFRA *                                            2,710,000      3,466,103
     CONTROLADORA COMERCIAL MEXICANA, ADR *                35,000        616,875

See notes to financial statements.

                                                     MCBT EMERGING AMERICAS FUND
--------------------------------------------------------------------------------
                                                         SCHEDULE OF INVESTMENTS
                                                    OCTOBER 31, 1996 (Unaudited)


                                                           SHARES       VALUE
                                                           ------       -----
MEXICO - Continued
     CORPORACION GEO *                                    430,000   $  1,925,972
     CORPORACION INDUSTRIAL ALFA, CL A                    825,244      3,439,586
     EMPRESAS LA MODERNA                                1,000,000      4,429,238
     GRUMA, ADR *                                         100,000      1,850,000
     GRUPO ARA *                                          450,000        967,465
     GRUPO CORVI *                                      3,000,000      2,575,428
     GRUPO FINANCIERO BANAMEX, CL B                     1,950,000      4,124,417
     GRUPO INDUSTRIAL CAMESA *                          1,760,000        792,684
     GRUPO MODELO, CL C                                   442,000      2,290,426
     HYLSAMEX, GDS                                        113,000      2,457,750
     KIMBERLY CLARKE, ADR                                  40,000      1,490,000
     ORGANIZATION SORIANA, CL B                         1,450,000      2,579,782
     SAN LUIS CPO                                         545,000      2,732,628
     TRANSPORT MARITIMA MEXICO, ADS                        43,400        303,800
     TUBOS DE ACERO DE MEXICO, ADR *                      384,400      4,276,450
                                                                    ------------
       TOTAL MEXICO - (COST $43,493,459)                              44,172,185
                                                                    ------------

PERU - 4.5%
     CEMENTOS LIMA                                        927,341      1,279,339
     CREDICORP LTD.                                       123,000      2,152,500
     MINAS BUENAVENTURA, ADR                                7,862         61,025
     MINAS BUENAVENTURA, CL A                              42,000        703,500
     MINAS BUENAVENTURA, CL B *                             1,965         16,677
     PERU REAL ESTATE, CL B *                           2,176,100        565,002
     TELEFONICA DEL PERU, CL B                            908,512      1,922,292
                                                                    ------------
       TOTAL PERU - (COST $7,011,216)                                  6,700,335
                                                                    ------------

URUGUAY - 1.7%
     BANCO COMERCIAL, GDR *                               149,800      2,546,600
                                                                    ------------
       TOTAL URUGUAY - (COST $2,583,938)                               2,546,600
                                                                    ------------

VENEZUELA - 2.0%
     MAVESA, ADR                                          275,000      1,748,828
     SIVENSA, ADR *                                       350,000      1,203,125
                                                                    ------------
       TOTAL VENEZUELA - (COST $3,331,335)                             2,951,953
                                                                    ------------

TOTAL COMMON AND PREFERRED STOCKS AND RIGHTS -
 (COST $136,205,861) +                                               141,639,996
                                                                    ------------


                                                        PRINCIPAL
                                                           AMOUNT
                                                           ------
SHORT TERM INVESTMENT - 6.6%
     STATE STREET BANK AND TRUST REPURCHASE
      AGREEMENT, 4.750%, 11/01/1996 (a)              $  9,808,000      9,808,000
                                                                    ------------

TOTAL SHORT TERM INVESTMENT - (COST $9,808,000)                        9,808,000
                                                                    ------------


See notes to financial statements.

                                                     MCBT EMERGING AMERICAS FUND
--------------------------------------------------------------------------------
                                                         SCHEDULE OF INVESTMENTS
                                                    OCTOBER 31, 1996 (Unaudited)


                                                           SHARES       VALUE
                                                           ------       -----
TOTAL INVESTMENTS - (COST  $146,013,861) - 102.4%                 $ 151,447,996

CASH, RECEIVABLES AND OTHER ASSETS, LESS LIABILITIES
 - (2.4)%                                                            (3,541,476)
                                                                   -------------
NET ASSETS - 100.0%                                                $ 147,906,520
                                                                   -------------
                                                                   -------------


*    Non-income producing security.
(a) The repurchase agreement, dated 10/31/96, $9,809,294 due 11/1/96, is collateralized by $9,997,415 United States Treasury Bond, 8.375%, 8/15/08.
(b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $1,061,000 or 0.7% of net assets.

+ Percentages of investments are presented in the portfolio by country. Percentages of assets by industry are as follows: Auto Parts 1.8%, Banks 17.6%, Chemicals 1.1%, Conglomerates 0.5%, Construction and Building Materials 6.0%, Drugs & Health Care 1.9%, Electric Utilities 7.2%, Electrical Equipment 1.0%, Engineering 0.4%, Food & Beverages 6.2%, Insurance 2.3%, Investment Companies 2.0%, Manufacturing 1.3%, Mining 2.8%, Miscellaneous 4.5%, Paper 1.0%, Petroleum Services 3.3%, Real Estate 1.1%, Retail Trade 11.7%, Steel 7.4%, Telecommunication 14.5%, Transportation 0.2%.

ADR  American Depositary Receipts.
ADS  American Depositary Shares.
GDR  Global Depositary Receipts.
GDS  Global Depositary Shares.


See notes to financial statements.

                                                     MCBT EMERGING AMERICAS FUND
--------------------------------------------------------------------------------
                                            STATEMENTS OF ASSETS AND LIABILITIES
                                                    OCTOBER 31, 1996 (Unaudited)

ASSETS

  Investments in securities, at value (cost $136,205,861)
   (Note B)                                                      $  141,639,996

  Investments in repurchase agreements, at cost and value
   (Note B)                                                           9,808,000
                                                                 --------------
     Total Investments                                              151,447,996

  Cash                                                                      463

  Foreign currency, at value (cost $806,513) (Note B)                   794,396

  Receivable for investments sold                                        20,947

  Receivable for foreign currency sold                                   61,400

  Dividend and interest receivable                                       91,862

  Foreign income tax reclaim receivable                                   5,907

  Prepaid insurance expense                                               5,556

  Deferred organization expenses (Note B)                                 7,349
                                                                 --------------

     TOTAL ASSETS                                                   152,435,876
                                                                 --------------
LIABILITIES

  Payable for investments purchased                                   3,936,266

  Payable for foreign currency purchased                                 61,037

  Management fee payable (Note C)                                       489,778

  Administration fee payable (Note C)                                    10,027

  Trustees fees payable (Note C)                                          1,801

  Accrued expenses and other liabilities (Note B)                        30,447
                                                                 --------------

     TOTAL LIABILITIES                                                4,529,356
                                                                 --------------

TOTAL NET ASSETS                                                 $  147,906,520
                                                                 --------------
                                                                 --------------
COMPOSITION OF NET ASSETS:

  Paid-in-capital                                                $  155,215,355

  Undistributed net investment loss                                     (56,011)

  Accumulated net realized loss on investment and foreign
   currency transactions                                            (12,673,759)

  Net unrealized appreciation on investment and foreign
   currency transactions                                              5,420,935
                                                                 --------------

TOTAL NET ASSETS                                                 $  147,906,520
                                                                 --------------
                                                                 --------------

NET ASSET VALUE PER SHARE                                        $         7.69
($147,906,520 / 19,234,887 shares of beneficial interest         --------------
 outstanding)                                                    --------------

See notes to financial statements.

                                                     MCBT EMERGING AMERICAS FUND
--------------------------------------------------------------------------------
                                                        STATEMENTS OF OPERATIONS
                                                    OCTOBER 31, 1996 (Unaudited)


INVESTMENT INCOME

  Interest income                                                $      117,235

  Dividend income                                                       829,525

  Foreign taxes withheld                                                (68,382)
                                                                 --------------
     TOTAL INVESTMENT INCOME                                            878,378
                                                                 --------------
EXPENSES

  Management fee (Note C)                                               781,147

  Custodian fee                                                          74,392

  Administration fee (Note C)                                            46,527

  Audit fee                                                              13,344

  Legal fees                                                              2,841

  Transfer agent fee                                                      3,200

  Trustees fees (Note C)                                                  1,973

  Amortization of deferred organization expenses                          1,284

  Miscellaneous expenses                                                  9,755
                                                                 --------------
     TOTAL EXPENSES                                                     934,463
                                                                 --------------
NET INVESTMENT LOSS                                                     (56,085)
                                                                 --------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND
 FOREIGN CURRENCY

  Net realized loss on investments                                   (1,412,416)

  Net realized loss on foreign currency transactions                   (103,245)

  Net increase in unrealized depreciation on:

     Investments                                                       (144,469)

     Foreign currency transactions                                      (12,688)
                                                                 --------------
NET LOSS ON INVESTMENTS AND FOREIGN CURRENCY TRANSACTIONS            (1,672,818)
                                                                 --------------
NET DECREASE IN NET ASSETS FROM OPERATIONS                       $   (1,728,903)
                                                                 --------------
                                                                 --------------



See notes to financial statements.

                                                     MCBT EMERGING AMERICAS FUND
--------------------------------------------------------------------------------
                                             STATEMENTS OF CHANGES IN NET ASSETS
                                                    OCTOBER 31, 1996 (Unaudited)

                                                                         Six Months             Year
                                                                           Ended                Ended
                                                                       October 31, 1996     April 30, 1996
                                                                       ----------------     --------------
NET ASSETS at beginning of period                                       $  89,599,602       $  39,833,637
                                                                        -------------       -------------
INCREASE/(DECREASE) IN NET ASSETS FROM OPERATIONS:

   Net investment income (loss)                                               (56,085)            532,282

   Net realized loss on investment transactions                            (1,412,416)         (1,320,182)

   Net realized loss on foreign currency transactions                        (103,245)           (431,239)

   Net increase in unrealized appreciation (depreciation) on:

      Investments                                                            (144,469)          8,674,586

      Foreign currency transactions                                           (12,688)               (209)
                                                                        -------------       -------------
   Net increase/(decrease) in net assets from operations                   (1,728,903)          7,455,238
                                                                        -------------       -------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:

   Net investment income                                                            0            (369,749)
                                                                        -------------       -------------
m
CAPITAL SHARE TRANSACTIONS:

   Net proceeds from sales of shares                                       58,985,264          49,179,620

   Reinvestment of dividends and distributions to shareholders                      0             353,471

   Cost of shares repurchased                                                       0          (7,864,000)

   Paid in capital from subscription and redemption fees                    1,050,557           1,011,385
                                                                        -------------       -------------
   Total increase in net assets from capital share transactions            60,035,821          42,680,476
                                                                        -------------       -------------
NET INCREASE IN NET ASSETS                                                 58,306,918          49,765,965
                                                                        -------------       -------------
NET ASSETS at end of period (net of accumulated net investment income
                 (loss) of $(56,011) and $74)                           $ 147,906,520       $  89,599,602
                                                                        -------------       -------------
                                                                        -------------       -------------

OTHER INFORMATION:
CAPITAL SHARE TRANSACTIONS:

   Shares sold                                                              7,534,291           6,887,372

   Shares issued in reinvestment of distributions to shareholders                   0              51,526

   Less shares repurchased                                                          0          (1,057,543)
                                                                        -------------       -------------
   Net share transactions                                                   7,534,291           5,881,355
                                                                        -------------       -------------
                                                                        -------------       -------------



See notes to financial statements.

                                                     MCBT EMERGING AMERICAS FUND
--------------------------------------------------------------------------------
                                                            FINANCIAL HIGHLIGHTS
                                          FOR A SHARE OUTSTANDING FOR THE PERIOD
                                                                     (Unaudited)

                                                                         Six Months          Year         Sept. 19, 1994 *
                                                                            Ended            Ended           through
                                                                       October 31, 1996  April 30, 1996   April 30, 1995
                                                                       ----------------  --------------   --------------
PER SHARE OPERATING PERFORMANCE
-------------------------------
Net asset value, beginning of period                                     $      7.660     $      6.850     $     10.000

Net investment income(loss)                                                    (0.003)           0.025           (0.004)

Net realized and unrealized gain(loss) on investment

and foreign currency transactions                                              (0.046)           0.720           (3.298)
                                                                         ------------     ------------     ------------
Total from investment operations                                               (0.049)           0.745           (3.302)
                                                                         ------------     ------------     ------------
Less distributions:

  Dividends from net investment income                                          0.000           (0.040)           0.000
                                                                         ------------     ------------     ------------
Paid in capital from subscription and redemption fees (Note B) (5)              0.079            0.105            0.152
                                                                         ------------     ------------     ------------


Net asset value, end of period                                           $      7.690     $      7.660     $      6.850
                                                                         ------------     ------------     ------------
                                                                         ------------     ------------     ------------


TOTAL INVESTMENT RETURN (1) (2)                                                 0.39%           12.48%           (31.50)%
-----------------------                                                  ------------     ------------     ------------
                                                                         ------------     ------------     ------------


RATIOS AND SUPPLEMENTAL DATA
----------------------------

Net assets, end of period                                                $147,906,520     $ 89,599,602     $ 39,833,637

Operating expenses, net, to average net assets (Note C)                         1.58% (3)        1.70%            1.80% (3)

Operating expenses, gross, to average net assets (Note C)                       1.58% (3)        1.95%            1.80% (3)

Net investment income(loss) to average net assets                              (0.09)% (3)       0.88%           (0.11)% (3)

Portfolio turnover rate                                                           30%              61%              89%

Average commission rate per share (4)                                    $     0.0001     $     0.0001              N/A

Per share amount of fees waived (Note C)                                 $      0.000     $      0.007     $      0.000


--------------------------------------------------------------------------------

*    Commencement of investment operations.
(1) Total return at net asset value assuming all distributions reinvested and no purchase premiums or redemption fees.
(2)  Periods less than one year are not annualized.
(3)  Annualized.
(4) The average commission rate paid is applicable for Funds that invest greater than 10% of average net assets in equity transactions on which commissions are charged. This disclosure is required for fiscal periods beginning on or after September 1, 1995.
(5) The per share amounts were computed using an average number of shares outstanding during the year.


See notes to financial statements.

                                                     MCBT EMERGING AMERICAS FUND
--------------------------------------------------------------------------------
                                                   NOTES TO FINANCIAL STATEMENTS


NOTE A - ORGANIZATION
Martin Currie Business Trust ("MCBT") (the "Trust") is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust on May 20, 1994. The Trust offers six funds which have differing investment objectives and policies: Global Growth Fund, Opportunistic EAFE Fund, Global Emerging Markets Fund, Japan Small Companies Fund, Emerging Americas Fund and Emerging Asia Fund, (the "Funds"). As of October 31, 1996 the Global Emerging Markets Fund had not commenced operations. The MCBT Emerging Americas Fund (the "Fund") commenced investment operations on September 19, 1994. The Fund's Declaration of Trust permits the Board of Trustees to issue an unlimited number of full and fractional shares of beneficial interest, without par value.


NOTE B - SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

VALUATION OF INVESTMENTS - The Fund's portfolio securities traded on a securities exchange are valued at the last quoted sale price, or, if no sale occurs, at the mean of the most recent quoted bid and asked prices. Unlisted securities for which market quotations are readily available are valued at the mean of the most recent quoted bid and asked prices. Prices for securities which are primarily traded in foreign markets are furnished by quotation services expressed in the local currency's value and are translated into U.S. dollars at the current rate of exchange. Short-term securities and debt securities with a remaining maturity of 60 days or less are valued at their amortized cost. Options and futures contracts are valued at the last sale price on the market where any such options or futures contract is principally traded. Options traded over-the-counter are valued based upon prices provided by market makers in such securities or dealers in such currencies. Securities for which current market quotations are unavailable or for which quotations are not deemed by the investment adviser to be representative of market values are valued at fair value as determined in good faith by the Trustees of the Fund, or by persons acting pursuant to procedures established by the Trustees.

REPURCHASE AGREEMENTS - In connection with transactions in repurchase agreements, the Fund's custodian takes possession of the underlying collateral securities, the value or market price of which is at least equal to the principal amount, including interest, of the repurchase transaction. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market on a daily basis to ensure the adequacy of the collateral. In the event of default of the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. Under certain circumstances, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings.

INVESTMENT TRANSACTIONS - Investment security transactions are recorded on the date of purchase or sale. Realized gains and losses from security transactions are determined on the basis of identified cost.

INVESTMENT INCOME - Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, are recorded as soon as the Fund is informed of the ex-dividend date. Interest income, which includes accretion of original issue discount, is accrued as earned. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

FOREIGN CURRENCY TRANSLATIONS - The records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at a current rate of exchange of such currency to determine the value of investments, other assets and liabilities on the date of any determination of net asset value of the Fund. Purchases and sales of securities and income and expenses are converted at the prevailing rate of exchange on the respective dates of such transactions.

The Fund may realize currency gains or losses between the trade and settlement dates on security transactions. To minimize such currency gains or losses, the Fund may enter into a foreign currency exchange contract for the purchase or sale, for a fixed amount of U.S. dollars, of an amount of the foreign currency required to settle the security transaction.

                                                     MCBT EMERGING AMERICAS FUND
--------------------------------------------------------------------------------
                                       NOTES TO FINANCIAL STATEMENTS (Continued)


FOREIGN CURRENCY TRANSLATIONS (CONTINUED) - The net U.S. dollar value of foreign currency underlying all contractual commitments held by the Fund on each day and the resulting net unrealized appreciation, depreciation and related net receivable or payable amounts are determined by using forward currency exchange rates supplied by a quotation service.

Reported net realized gains and losses on foreign currency transactions represent net gains and losses from sales and maturities of forward currency contracts, disposition of foreign currencies, currency gains and losses realized between the trade and settlement dates on security transactions, and the difference between the amount of net investment income accrued and the U.S. dollar amount actually received. The effects of changes in foreign currency exchange rates on investments in securities are not segregated in the Statement of Operations from the effects of changes in market prices of those securities, but are included with the net realized and unrealized gain or loss on investment securities.

FORWARD CURRENCY CONTRACTS - A forward foreign currency contract ("Forward") is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of the Forward fluctuates with changes in currency exchange rates. The Forward is marked-to-market daily and the change in the market value is recorded by the Fund as an unrealized gain or loss. When the Forward is closed, the Fund records a realized gain or loss equal to the difference between the value at the time it was opened and the value at the time it was closed. The Fund could be exposed to risk if a counterparty is unable to meet the terms of the contract or if the value of the currency changes unfavorably. The Fund may enter into Forwards in connection with planned purchases and sales of securities, to hedge specific receivables or payables against changes in future exchange rates or to hedge the U.S. dollar value of portfolio securities denominated in a foreign currency.

CURRENCY CALL AND PUT OPTIONS - When a Fund writes an option, the premium received by the fund is presented in the Fund's Statement of Assets and Liabilities as an asset and an equivalent liability. The amount of the liability is subsequently "marked-to-market" to reflect the current market value of the option written. Written options are valued at the last sale price or, in the absence of a sale, the last offering price on the market on which it is principally traded. If an option expires on its stipulated expiration date, or if the Fund enters into a closing purchase transaction, the Fund realizes a gain (or loss if the cost of a closing purchase transaction exceeds the premium received when the option was written) without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is extinguished. If a written call option is exercised, the Fund realizes a gain or loss from the sale of the underlying security and the proceeds of the sale are increased by the premium originally received. If a written put option is exercised, the amount of the premium originally received reduces the cost of the security which the Fund purchases upon exercise of the option.

The risk in writing a call is that the Fund relinquishes the opportunity to profit if the market price of the underlying security increases and the option is exercised. In writing a put option, the Fund assumes the risk of incurring a loss if the market price of the underlying security decreases and the option is exercised. In addition, there is a risk the Fund may not be able to enter into a closing transaction because of an illiquid secondary market, or if the counterparties do not perform under the contracts' terms.

EXPENSES - Expenses directly attributable to the Fund are charged to the Fund. Expenses not directly attributable to a Fund are split evenly among the affected Funds, allocated on the basis of relative average net assets, or otherwise allocated among the Funds as the Board of Trustees may direct or approve. Certain costs incurred in connection with the organization of the Trust and each Fund have been deferred and are being amortized on a straight line basis over a five year period starting on each Fund's commencement of operations.

DISTRIBUTIONS TO SHAREHOLDERS - The Fund declares and distributes dividends from net investment income, if any, and distributes its net realized capital gains, if any, at least annually. All distributions will be paid in shares of the Fund at the net asset value unless the shareholder elects in the subscription agreement to receive cash. Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments for market discount, foreign currency transactions, losses deferred due to wash sales, post October 31 losses and excise tax regulations. Permanent book and tax differences relating to shareholder distributions will result in reclassifications to paid-in-capital. Distributions are recorded on the ex-dividend date.

                                                     MCBT EMERGING AMERICAS FUND
--------------------------------------------------------------------------------
                                       NOTES TO FINANCIAL STATEMENTS (Continued)


PURCHASES AND REDEMPTIONS OF FUND SHARES - There is a purchase premium for cash investments into the Fund of 1.75% of the amount invested and a redemption fee on cash redemptions of 1.75% of the amount redeemed. All purchase premiums and redemption fees are paid to, and recorded as paid-in-capital to the Fund, subject to being waived by Martin Currie. For the period ended October 31, 1996, $1,050,557 was collected in purchase premiums and no redemption fees collected.

INCOME TAXES - Each Fund of the Trust is treated as a separate entity for federal tax purposes. Each Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended. By so qualifying, the Funds will not be subject to federal income taxes to the extent that they distribute all of their taxable income, including realized capital gains, for the fiscal year. In addition, by distributing substantially all of their net investment income, capital gains and certain other amounts, if any, during the calendar year, the Funds will not be subject to a federal excise tax. The Fund is subject to foreign taxes on certain income, gains on investments or currency repatriation.

ESTIMATES - The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and income and expenses at the date of the financial statements. Actual results could differ from these estimates.


NOTE C - AGREEMENTS AND FEES
The Fund has entered into a Management Contract with Martin Currie Inc. (the "Investment Manager"), a wholly owned subsidiary of Martin Currie Ltd. Under the Management Contract, the Fund pays the Investment Manager a quarterly management fee at the annual rate of 1.50% of the average net assets.

State Street Bank and Trust Company (the "Administrator") serves as administrator of the Fund. The Administrator performs certain administrative services for the Fund. The Fund pays the Administrator a fee at the rate of 0.08% of the Fund's average net assets up to $125 million, 0.06% of the next $125 million, and 0.04% of those assets in excess of $250 million, subject to certain minimum requirements, plus certain out of pocket costs. State Street Bank and Trust Company also receives fees and compensation of expenses for certain custodian and transfer agent services.

Trustees of the Trust who are not interested persons receive annual fees of $20,000. Each Fund pays a pro-rata share based on its respective net assets.


NOTE D - INVESTMENT TRANSACTIONS
Purchases and proceeds from sales and maturities of investments, excluding short-term securities for the Fund for the period ended October 31, 1996 were $92,242,829 and $33,441,194, respectively.

The identified cost of investments in securities and repurchase agreements owned by the Fund for federal income tax purposes and their respective gross unrealized appreciation and depreciation at October 31, 1996 were as follows:

               IDENTIFIED            GROSS UNREALIZED          NET UNREALIZED
                  COST         APPRECIATION   (DEPRECIATION)    APPRECIATION
              -------------    ------------   --------------   --------------
              $ 146,013,861    $ 12,302,688   $  (6,868,553)   $   5,434,135


NOTE E - PRINCIPAL SHAREHOLDERS
As of October 31, 1996, 26% of the Fund's outstanding shares were held by one shareholder holding in excess of 10% of the Fund's outstanding shares.

                                                     MCBT EMERGING AMERICAS FUND
--------------------------------------------------------------------------------
                                       NOTES TO FINANCIAL STATEMENTS (Continued)


NOTE F - CONCENTRATION OF RISK
The risks of investing in foreign securities may be heightened in the case of investments in emerging markets or countries with limited or developing capital markets. Security prices in emerging markets can be significantly more volatile than in the more developed nations of the world, reflecting the greater uncertainties of investing in less established markets and economies. In particular, countries with emerging markets may have relatively unstable governments, present the risk of nationalization, restrictions on foreign ownership, or prohibitions on repatriation of assets, and may have less protection for property rights than more developed countries. Political change or instability may adversely affect the economies and securities markets of such countries.

                          MARTIN CURRIE BUSINESS TRUST


                              ____________________



                              TRUSTEES AND OFFICERS

                   C. James P. Dawnay, TRUSTEE AND PRESIDENT *
                            Simon D. Eccles, TRUSTEE
                         Patrick R. Wilmerding, TRUSTEE
                W. Stewart Coghill, VICE PRESIDENT AND TREASURER
                         J. Grant Wilson, VICE PRESIDENT
                          Julian M.C. Livingston, CLERK

                              * INTERESTED TRUSTEE
                              ____________________



                               INVESTMENT MANAGER

                                Martin Currie, Inc.
                                  Saltire Court
                                20 Castle Terrace
                                Edinburgh EH1 2ES
                               011-44-131-229-5252

                                Regulated by IMRO

                   Registered Investment Adviser with the SEC
                              ____________________




The information contained in this report is intended for general informational purposes only. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Private Placement Memorandum which contains important information concerning the Fund and its current offering of shares.

                          MARTIN CURRIE BUSINESS TRUST
                               EMERGING ASIA FUND

                               SEMI-ANNUAL REPORT

                                OCTOBER 31, 1996

                                   (UNAUDITED)

                                                         MCBT EMERGING ASIA FUND
--------------------------------------------------------------------------------
                                         PROFILE AT OCTOBER 31, 1996 (Unaudited)



OBJECTIVE                 Long term capital appreciation through active
                          management of a diversified portfolio of equities in Asian countries with emerging markets and developing economies.

LAUNCH DATE               March 24, 1995

FUND SIZE                 $122.9m


PERFORMANCE               Total return from May 1, 1996 through October 31, 1996

                          -   MCBT - Emerging Asia Fund (excluding all
                              transaction fees)                           -13.1%
                          -   MCBT - Emerging Asia Fund (including all
                              transaction fees)                           -16.1%
                          -   The Morgan Stanley Capital International -
                              Emerging Free Asia                          -12.9%
                          -   The Morgan Stanley Capital International - Far
                              East(ex Japan) Free Index                    -6.2%

                          Annualized total return from March 24, 1995 through April 30, 1996

                          -   MCBT - Emerging Asia Fund (excluding all
                              transaction fees)                            +5.8%
                          -   MCBT - Emerging Asia Fund (including all
                              transaction fees)                            +3.5%
                          -   The Morgan Stanley Capital International -
                              Emerging Free Asia                           +1.1%
                              (from April 1, 1995 through October 31, 1996)
                          -   The Morgan Stanley Capital International - Far
                              East(ex Japan) Free Index                   +10.1%
                              (from April 1, 1995 through October 31, 1996)

PORTFOLIO                 Smaller Asian markets have had a difficult six months.
COMMENTS                  The fund has marginally underperformed a falling index
                          (MSCI Emerging Free Asia). The rate of Asian growth has slowed during 1996. In the first half of the year, the decline in the rate of economic growth coincided with a fall in exports. We think that a cyclical downtown in world demand for Asian exports
                          (such as electronic components) and recently expanded capacity are to blame.

                          In response to the announcement in May that TAIWAN was to be included in the MSCI Indices, the shape of the fund has changed markedly over the period. We are taking our weighting in Taiwan up to 16%, and have reduced all other regions accordingly. We were mid-way through this move at the end of the quarter, which accounts for the high cash balance.

                          During the six months, the THAI market has come under pressure. High interest rates, necessary to address the current account deficit, conflict with a weak economy's need for lower rates. This has led to problems in the banking sector. Sentiment is extremely fragile and there is speculation that a devaluation will be necessary. We think that confidence will take some time to recover and have sold all but one holding in Thailand.

                          We are running with overweight positions in INDONESIA (concentrating on banks and infrastructure stocks) and the PHILIPPINES, where valuations are attractive and the potential for stronger earnings growth is very good.

                          OUTLOOK

                          Overall, we anticipate good returns from the region over the coming 12 months, fuelled by a benign US interest rate background, some improvement in export markets and reasonable earnings growth. A strengthening Chinese economy will be an important theme for the region over the long term.

                                                         MCBT EMERGING ASIA FUND
--------------------------------------------------------------------------------
                                         PROFILE AT OCTOBER 31, 1996 (Unaudited)

INVESTMENT                All members of the investment team report directly to
MANAGER                   Joe Scott Plummer (Chief Investment Officer), who has
PROFILE                   27 years' investment experience.  All funds are
                          managed on a team basis, with a named director heading each team.

                          Allan MacLeod has managed the MCBT Emerging Asia Fund since inception.

                          He graduated from Edinburgh University in 1989 with a degree in Law and joined Martin Currie in 1990 as a member of the Pacific Basin team. Appointed investment manager in 1993, he was promoted to director in 1994. He is a member of the institute of Investment Management and Research.

                          Allan has recently been joined by Tom Walker. With nine years' investment experience, Tom has been appointed head of the Pacific Basin team. He graduated from Magdalene College, Cambridge with a degree in Law and completed a diploma in accounting at Heriot Watt University in 1983. He qualified as a chartered accountant in 1986 at Peat Marwick before spending six years with Edinburgh Fund Managers plc. He then moved to Hong Kong in 1993 as an investment manager with Barings Asset Management (Asia) Ltd. and joined Martin Currie Investment Management LTD as a director in 1996.

                                                         MCBT EMERGING ASIA FUND
--------------------------------------------------------------------------------
                                         PROFILE AT OCTOBER 31, 1996 (Unaudited)


ASSET ALLOCATION
(% of net assets)


[PIE CHART]


LARGEST HOLDINGS
BY COUNTRY                                                      % OF NET ASSETS

                              MALAYSIA

                              Resorts World                            5.4
                              United Engineers                         4.9

                              INDONESIA

                              Hanjaya Mandala Sampoerna                5.8
                              Bank Bira                                3.7

                              PHILIPPINES

                              Belle Corporatia                         3.8
                              Philippine Long Distance Telephone, ADR  3.4

                                                         MCBT EMERGING ASIA FUND
--------------------------------------------------------------------------------
                                                          SCHEDULE OF INVESTMENT
                                                    OCTOBER 31, 1996 (Unaudited)



                                                           SHARES          VALUE
                                                          -------          -----
COMMON STOCK - 83.8%
CHINA - 2.4%
     GUANGSHEN RAILWAY *                                7,833,000      $   2,912,480
                                                                       -------------
       TOTAL CHINA - (COST $3,081,677)                                     2,912,480
                                                                       -------------

INDONESIA - 14.8%
     BANK BIRA                                          4,656,000          4,547,460
     CITRAMARGA NUSAPHALA                               5,340,000          3,897,308
     HANJAYA MANDALA SAMPOERNA                            764,500          7,105,751
     LIPPO BANK                                         1,800,000          2,608,080
                                                                       -------------
       TOTAL INDONESIA - (COST $16,992,486)                               18,158,599
                                                                       -------------
KOREA - 6.5%
     COMMERCIAL BANK OF KOREA                             210,000          1,804,539
     KOREA FIRST BANK *                                   253,000          1,684,115
     LG INDUSTRIAL SYSTEMS                                 46,500          1,187,473
     SAMSUNG ELECTRONICS                                   21,590          1,518,159
     SHINHAN BANK                                           1,660             26,721
     YUKONG                                                76,968          1,797,861
                                                                       -------------
       TOTAL KOREA - (COST $10,629,182)                                    8,018,868
                                                                       -------------

MALAYSIA - 41.6%
     AMMB HOLDINGS                                        852,000          5,766,555
     COMMERCE ASSET HOLDINGS                              802,000          5,237,681
     DIVERSIFIED RESOURCES                              1,450,000          4,993,073
     EDARAN OTOMOBILE NASIONAL                            528,000          4,932,040
     GENTING                                              474,000          3,545,854
     MALAYSIAN ASSURANCE ALLIANCE                         850,000          4,171,779
     MULTIPURPOSE HOLDINGS                              2,900,000          4,958,638
     RESORTS WORLD                                      1,157,000          6,640,214
     TELEKOM MALAYSIA                                     550,000          4,854,542
     UNITED ENGINEERS                                     765,000          6,055,808
                                                                       -------------
       TOTAL MALAYSIA - (COST $47,547,406)                                51,156,184
                                                                       -------------

PHILIPPINES - 12.9%
     BELLE CORPORATIA *                                17,500,000          4,661,339
     FILINVEST DEVELOPMENT                              7,000,000          2,610,350
     PHILIPPINE LONG DISTANCE TELEPHONE, ADR               69,000          4,131,375
     PHILIPINO TELEPHONE *                              2,500,000          2,211,758
     SOUTH EAST ASIA CEMENT                            23,850,000          2,268,836
                                                                       -------------
       TOTAL PHILIPPINES - (COST $17,536,630)                             15,883,658
                                                                       -------------

TAIWAN - 4.5%
     PACIFIC CONSTRUCTION                               2,093,000          1,861,964
     PACIFIC ELECTRICAL WIRE & CABLE                    1,659,000          1,385,512
     TAIWAN KOLIN                                         400,000            300,654
     YUE LOONG MOTOR *                                  2,100,000          1,990,196
                                                                       -------------
       TOTAL TAIWAN - (COST $5,503,349)                                    5,538,326
                                                                       -------------

See notes to financial statements.
                                        4

                                                         MCBT EMERGING ASIA FUND
--------------------------------------------------------------------------------
                                                         SCHEDULE OF INVESTMENTS
                                                    OCTOBER 31, 1996 (Unaudited)


                                                           SHARES          VALUE
                                                           ------          -----
THAILAND - 1.1%
     PRECIOUS SHIPPING                                    663,300         $1,339,869
                                                                       -------------
       TOTAL THAILAND - (COST $3,782,868)                                  1,339,869
                                                                       -------------

TOTAL COMMON STOCK - (COST $105,073,598) +                               103,007,984
                                                                       -------------


                                                       PRINCIPAL
                                                        AMOUNT
                                                        ------
SHORT TERM INVESTMENT - 4.0%
     STATE STREET BANK AND TRUST REPURCHASE
      AGREEMENT, 4.750%, 11/01/1996 (A)                $4,910,000          4,910,000
                                                                       -------------


TOTAL SHORT TERM INVESTMENT - (COST $4,910,000)                            4,910,000
                                                                       -------------


TOTAL INVESTMENTS - (COST  $109,983,598) - 87.8%                         107,917,984
CASH, RECEIVABLES AND OTHER ASSETS, LESS LIABILITIES - 12.2%              14,936,214
                                                                       -------------
NET ASSETS - 100.0%                                                     $122,854,198
                                                                       -------------
                                                                       -------------

*    Non-income producing security.
(a) The repurchase agreement, dated 10/31/96, $4,910,648 due 11/1/96, is collateralized by $5,019,988 United States Treasury Note, 6.125%, 7/31/00.

+ Percentages of investments are presented in the portfolio by country. Percentages of assets by industry are as follows: Automobiles 9.7%, Banks 8.7%, Commercial Services 3.2%, Communication Services 5.2%, Construction and Building Materials 1.8%, Electrical Equipment 1.1%, Electronics 1.5%, Engineering 4.9%, Financial Services 13.0%, Gas Exploration 3.8%, Industrial 1.0%, Leisure 8.3%, Oil & Gas 1.5%, Real Estate 3.6%, Telecommunications 3.9%, Tobacco 5.8%, Transportation 6.8%.

ADR  American Depositary Receipts.

                                                         MCBT EMERGING ASIA FUND
--------------------------------------------------------------------------------
                                            STATEMENT OF ASSETS AND LIABILITIES
                                                    OCTOBER 31, 1996 (Unaudited)





ASSETS
  Investments in securities, at value (cost $105,073,598) (Note B)                        $   103,007,984
  Investments in repurchase agreements, at cost and value (Note B)                              4,910,000
                                                                                          ---------------
       Total Investments                                                                      107,917,984
  Cash                                                                                                580
  Foreign currency, at value (cost $21,713,559) (Note B)                                       21,749,635
  Receivable for investments sold                                                                 772,285
  Receivable for foreign currency sold                                                            708,062
  Dividend and interest receivable                                                                 25,718
  Prepaid insurance expense                                                                         7,007
  Deferred organization expenses (Note B)                                                           8,460
                                                                                          ---------------
       TOTAL ASSETS                                                                           131,189,731
                                                                                          ---------------

LIABILITIES
  Payable for investments purchased                                                             7,072,829
  Payable for foreign currency purchased                                                          708,269
  Management fee payable (Note C)                                                                 430,334
  Administration fee payable (Note C)                                                               8,920
  Trustees fees payable (Note C)                                                                    3,095
  Accrued expenses and other liabilities                                                          112,086
                                                                                          ---------------
       TOTAL LIABILITIES                                                                        8,335,533
                                                                                          ---------------
TOTAL NET ASSETS                                                                             $122,854,198
                                                                                          ---------------
                                                                                          ---------------

COMPOSITION OF NET ASSETS:
  Paid-in-capital                                                                            $125,271,275
  Undistributed net investment loss                                                              (325,153)
  Accumulated net realized loss on investment and foreign currency transactions                   (75,371)
  Net unrealized depreciation on investment and foreign currency transactions                  (2,016,553)
                                                                                          ---------------
TOTAL NET ASSETS                                                                          $   122,854,198
                                                                                          ---------------
                                                                                          ---------------
NET ASSET VALUE PER SHARE
($122,854,198 / 11,439,091 shares of beneficial interest outstanding)                     $         10.74
                                                                                          ---------------
                                                                                          ---------------



See notes to financial statements

                                                         MCBT EMERGING ASIA FUND
--------------------------------------------------------------------------------
                                                         STATEMENT OF OPERATIONS
                                   SIX MONTHS ENDED OCTOBER 31, 1996 (Unaudited)


INVESTMENT INCOME
  Interest income                                                                         $       121,086
  Dividend income                                                                                 919,265
  Foreign taxes withheld                                                                         (176,856)
                                                                                          ---------------
       TOTAL INVESTMENT INCOME                                                                    863,495
                                                                                          ---------------

EXPENSES
  Management fee (Note C)                                                                         835,180
  Custodian fee                                                                                   222,754
  Administration fee (Note C)                                                                      51,180
  Audit fee                                                                                        13,344
  Legal fees                                                                                        3,981
  Transfer agent fee                                                                                3,368
  Trustee fees (Note C)                                                                             2,673
  Amortization of deferred organization expenses                                                    1,284
  Miscellaneous expenses                                                                           11,253
                                                                                          ---------------
    TOTAL EXPENSES                                                                              1,145,017
                                                                                          ---------------

NET INVESTMENT LOSS                                                                              (281,522)
                                                                                          ---------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCY
  Net realized loss on investments (net of foreign taxes of $112,539 on net
     realized gains)                                                                           (4,038,576)
  Net realized loss on foreign currency transactions                                             (146,819)
  Net increase in unrealized appreciation (depreciation) on:
    Investments (net of accrual of foreign capital gains tax of $254,070 on
      unrealized depreciation)                                                                (13,443,694)
    Foreign currency transactions                                                                  50,531
                                                                                          ---------------
NET LOSS ON INVESTMENTS AND FOREIGN CURRENCY TRANSACTIONS                                     (17,578,558)
                                                                                          ---------------
NET DECREASE IN NET ASSETS FROM OPERATIONS                                                 $  (17,860,080)
                                                                                          ---------------
                                                                                          ---------------

See notes to financial statements.

                                                         MCBT EMERGING ASIA FUND
--------------------------------------------------------------------------------
                                              STATEMENT OF CHANGES IN NET ASSETS
                                                                     (Unaudited)


                                                                                                 Six Months              Year
                                                                                                    Ended                Ended
                                                                                                October 31, 1996     April 30, 1996
                                                                                                ----------------     ---------------
NET ASSETS at beginning of period                                                                 $129,326,397         $42,027,699
                                                                                                 -------------        -------------
INCREASE/(DECREASE) IN NET ASSETS FROM OPERATIONS:
  Net investment loss                                                                                 (281,522)           (221,319)
  Net realized gain (loss) on investment transactions                                               (4,038,576)          6,626,583
  Net realized loss on foreign currency transactions                                                  (146,819)           (618,897)
  Net increase in unrealized appreciation (depreciation) on:
    Investments                                                                                    (13,443,694)         11,471,189
    Foreign currency transactions                                                                       50,531              (1,495)
                                                                                                 -------------        -------------
  Net increase/(decrease) in net assets from operations                                            (17,860,080)         17,256,061
                                                                                                 -------------        ------------

DISTRIBUTIONS TO SHAREHOLDERS FROM:
  Net realized gains                                                                                         0          (1,619,520)
                                                                                                 -------------        ------------
CAPITAL SHARE TRANSACTIONS:
  Net proceeds from sales of shares                                                                 11,630,718          68,843,300
  Reinvestment of dividends and distributions to shareholders                                                0           1,619,520
  Cost of shares repurchased                                                                          (457,875)            (26,549)
  Paid in capital from subscription and redemption fees                                                215,038           1,225,886
                                                                                                 -------------        ------------
  Total increase in net assets from capital share transactions                                      11,387,881          71,662,157
                                                                                                 -------------        -------------
NET INCREASE/(DECREASE) IN NET ASSETS                                                               (6,472,199)         87,298,698
                                                                                                 -------------        ------------
NET ASSETS at end of period (includes undistributed net investment losses                         $122,854,198        $129,326,397
  of $325,153 and $185,162)                                                                       -------------       ------------
                                                                                                  -------------        ----------
OTHER INFORMATION:
CAPITAL SHARE TRANSACTIONS:
  Shares sold                                                                                        1,160,147           6,098,105
  Shares issued in reinvestment of distributions to shareholders                                             0             154,830
  Less shares repurchased                                                                             (183,892)             (2,538)
                                                                                                 -------------        -------------
  Net share transactions                                                                               976,255           6,250,397
                                                                                                 -------------        ------------
                                                                                                 -------------        ------------

See notes to financial statements.

                                                         MCBT EMERGING ASIA FUND
--------------------------------------------------------------------------------
                                                            FINANCIAL HIGHLIGHTS
                                         FOR A SHARE OUTSTANDING FOR THE PERIOD
                                                                     (Unaudited)



                                                                      Six Months                Year              March 24, 1995 *
                                                                         Ended                  Ended                through
                                                                       October 31, 1996     April 30, 1996        April 30, 1995
                                                                      ----------------      -------------        --------------
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period                                          $12.360               $9.980            $10.000
Net investment income(loss)                                                    (0.011)              (0.029)(5)          0.009
Net realized and unrealized gain(loss) on investment
and foreign currency transactions                                              (1.631)               2.446 (5)         (0.029)
                                                                       ----------------      -------------        --------------
Total from investment operations                                               (1.642)               2.417             (0.020)
                                                                       ----------------      -------------        --------------
Less distributions:
     Net realized gains                                                         0.000               (0.209)             0.000
                                                                       ----------------      -------------        --------------
Paid in capital from subscription and redemption fees (Note B) (5)              0.022                0.172              0.000
                                                                       ----------------      -------------        --------------
Net asset value, end of period                                                $10.740              $12.360             $9.980
                                                                       ----------------      -------------        --------------
                                                                       ----------------      -------------        --------------

TOTAL INVESTMENT RETURN (1) (2)                                                (13.11)%              26.3%              (0.20)%

                                                                       ----------------      -------------        --------------
                                                                       ----------------      -------------        --------------

RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period                                                $122,854,198         $129,326,397        $42,027,699
Operating expenses, net, to average net assets (Note C)                         1.79%(3)             1.93%              1.85%(3)
Operating expenses, gross, to average net assets (Note C)                       1.79%(3)             2.18%              2.57%(3)
Net investment income(loss) to average net assets                             (0.44)%(3)           (0.27)%              0.96%(3)
Portfolio turnover rate                                                            61%                 65%                 0%
Average commission rate per share (4)                                    $     0.0126         $     0.0124                N/A
Per share amount of fees waived (Note C)                                 $      0.000         $      0.027        $     0.007

*    Commencement of investment operations.
(1) Total return at net asset value assuming all distributions reinvested and no purchase premiums or redemption fees.
     Total return would have been lower had certain expenses not been waived.
(2)  Periods less than one year are not annualized.
(3)  Annualized.
(4) The average commission rate paid is applicable for Funds that invest greater than 10% of average net assets in equity transactions on which commissions are charged. This disclosure is required for fiscal periods beginning on or after September 1, 1995.
(5) The per share amounts were computed using an average number of shares outstanding during the year.

See notes to financial statements.

                                                         MCBT EMERGING ASIA FUND
--------------------------------------------------------------------------------
                                                    NOTES TO FINANCIAL STATMENTS


NOTE A - ORGANIZATION

Martin Currie Business Trust ("MCBT") (the "Trust") is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust on May 20, 1994. The Trust offers six funds which have differing investment objectives and policies: Global Growth Fund, Opportunistic EAFE Fund, Global Emerging Markets Fund, Japan Small Companies Fund, Emerging Americas Fund and Emerging Asia Fund, (the "Funds"). As of October 31, 1996 the Global Emerging Markets Fund had not commenced operations. The MCBT Emerging Asia Fund (the "Fund") commenced investment operations on March 24, 1995. The Fund's Declaration of Trust permits the Board of Trustees to issue an unlimited number of full and fractional shares of beneficial interest, without par value.


NOTE B - SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

VALUATION OF INVESTMENTS - The Fund's portfolio securities traded on a securities exchange are valued at the last quoted sale price, or, if no sale occurs, at the mean of the most recent quoted bid and asked prices. Unlisted securities for which market quotations are readily available are valued at the mean of the most recent quoted bid and asked prices. Prices for securities which are primarily traded in foreign markets are furnished by quotation services expressed in the local currency's value and are translated into U.S. dollars at the current rate of exchange. Short-term securities and debt securities with a remaining maturity of 60 days or less are valued at their amortized cost. Options and futures contracts are valued at the last sale price on the market where any such options or futures contract is principally traded. Options traded over-the-counter are valued based upon prices provided by market makers in such securities or dealers in such currencies. Securities for which current market quotations are unavailable or for which quotations are not deemed by the investment adviser to be representative of market values are valued at fair value as determined in good faith by the Trustees of the Fund, or by persons acting pursuant to procedures established by the Trustees.

REPURCHASE AGREEMENTS - In connection with transactions in repurchase agreements, the Fund's custodian takes possession of the underlying collateral securities, the value or market price of which is at least equal to the principal amount, including interest, of the repurchase transaction. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market on a daily basis to ensure the adequacy of the collateral. In the event of default of the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. Under certain circumstances, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings.

INVESTMENT TRANSACTIONS - Investment security transactions are recorded on the date of purchase or sale. Realized gains and losses from security transactions are determined on the basis of identified cost.

INVESTMENT INCOME - Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, are recorded as soon as the Fund is informed of the ex-dividend date. Interest income, which includes accretion of original issue discount, is accrued as earned. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

FOREIGN CURRENCY TRANSLATIONS - The records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at a current rate of exchange of such currency to determine the value of investments, other assets and liabilities on the date of any determination of net asset value of the Fund. Purchases and sales of securities and income and expenses are converted at the prevailing rate of exchange on the respective dates of such transactions.

The Fund may realize currency gains or losses between the trade and settlement dates on security transactions. To minimize such currency gains or losses, the Fund may enter into a foreign currency exchange contract for the purchase or sale, for a fixed amount of U.S. dollars, of an amount of the foreign currency required to settle the security transaction.

The net U.S. dollar value of foreign currency underlying all contractual commitments held by the Fund on each day and the resulting net unrealized appreciation, depreciation and related net receivable or payable amounts are determined by using forward currency exchange rates supplied by a quotation service.

                                                         MCBT EMERGING ASIA FUND
--------------------------------------------------------------------------------
                                        NOTES TO FINANCIAL STATMENTS (Continued)

FOREIGN CURRENCY TRANSLATIONS (CONTINUED) - Reported net realized gains and losses on foreign currency transactions represent net gains and losses from sales and maturities of forward currency contracts, disposition of foreign currencies, currency gains and losses realized between the trade and settlement dates on security transactions, and the difference between the amount of net investment income accrued and the U.S. dollar amount actually received. The effects of changes in foreign currency exchange rates on investments in securities are not segregated in the Statement of Operations from the effects of changes in market prices of those securities, but are included with the net realized and unrealized gain or loss on investment securities.

FORWARD CURRENCY CONTRACTS - A forward foreign currency contract ("Forward") is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of the Forward fluctuates with changes in currency exchange rates. The Forward is marked-to-market daily and the change in the market value is recorded by the Fund as an unrealized gain or loss. When the Forward is closed, the Fund records a realized gain or loss equal to the difference between the value at the time it was opened and the value at the time it was closed. The Fund could be exposed to risk if a counterparty is unable to meet the terms of the contract or if the value of the currency changes unfavorably. The Fund may enter into Forwards in connection with planned purchases and sales of securities, to hedge specific receivables or payables against changes in future exchange rates or to hedge the U.S. dollar value of portfolio securities denominated in a foreign currency.

CURRENCY CALL AND PUT OPTIONS - When a Fund writes an option, the premium received by the fund is presented in the Fund's Statement of Assets and Liabilities as an asset and an equivalent liability. The amount of the liability is subsequently "marked-to-market" to reflect the current market value of the option written. Written options are valued at the last sale price or, in the absence of a sale, the last offering price on the market on which it is principally traded. If an option expires on its stipulated expiration date, or if the Fund enters into a closing purchase transaction, the Fund realizes a gain (or loss if the cost of a closing purchase transaction exceeds the premium received when the option was written) without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is extinguished. If a written call option is exercised, the Fund realizes a gain or loss from the sale of the underlying security and the proceeds of the sale are increased by the premium originally received. If a written put option is exercised, the amount of the premium originally received reduces the cost of the security which the Fund purchases upon exercise of the option.

The risk in writing a call is that the Fund relinquishes the opportunity to profit if the market price of the underlying security increases and the option is exercised. In writing a put option, the Fund assumes the risk of incurring a loss if the market price of the underlying security decreases and the option is exercised. In addition, there is a risk the Fund may not be able to enter into a closing transaction because of an illiquid secondary market, or if the counterparties do not perform under the contracts' terms.

EXPENSES - Expenses directly attributable to the Fund are charged to the Fund. Expenses not directly attributable to a Fund are split evenly among the affected Funds, allocated on the basis of relative average net assets, or otherwise allocated among the Funds as the Board of Trustees may direct or approve. Certain costs incurred in connection with the organization of the Trust and each Fund have been deferred and are being amortized on a straight line basis over a five year period starting on each Fund's commencement of operations.

DISTRIBUTIONS TO SHAREHOLDERS - The Fund declares and distributes dividends from net investment income, if any, and distributes its net realized capital gains, if any, at least annually. All distributions will be paid in shares of the Fund at the net asset value unless the shareholder elects in the subscription agreement to receive cash. Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments for market discount, foreign currency transactions, losses deferred due to wash sales, post October 31 losses and excise tax regulations. Permanent book and tax differences relating to shareholder distributions will result in reclassifications to paid-in-capital. Distributions are recorded on the ex-dividend date.

PURCHASES AND REDEMPTIONS OF FUND SHARES - There is a purchase premium for cash investments into the Fund of 1.75% of the amount invested and a redemption fee on cash redemptions of 1.75% of the amount redeemed. All purchase premiums and redemption fees are paid to, and recorded as paid-in-capital to the Fund, subject to being waived by Martin Currie. For the period ended October 31, 1996, $207,163 was collected in purchase premiums and $7,875 was collected in redemption fees.

                                                         MCBT EMERGING ASIA FUND
--------------------------------------------------------------------------------
                                        NOTES TO FINANCIAL STATMENTS (Continued)



INCOME TAXES - Each Fund of the Trust is treated as a separate entity for federal tax purposes. Each Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended. By so qualifying, the Funds will not be subject to federal income taxes to the extent that they distribute all of their taxable income, including realized capital gains, for the fiscal year. In addition, by distributing substantially all of their net investment income, capital gains and certain other amounts, if any, during the calendar year, the Funds will not be subject to a federal excise tax.

The Fund may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued and applied to net investment income, net realized gains and unrealized appreciation as such income and/or gains are earned.

ESTIMATES - The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and income and expenses at the date of the financial statements. Actual results could differ from these estimates.


NOTE C - AGREEMENTS AND FEES
The Fund has entered into a Management Contract with Martin Currie Inc. (the "Investment Manager"), a wholly owned subsidiary of Martin Currie Ltd. Under the Management Contract, the Fund pays the Investment Manager a quarterly management fee at the annual rate of 1.50% of the average net assets.

State Street Bank and Trust Company (the "Administrator") serves as administrator of the Fund. The Administrator performs certain administrative services for the Fund. The Fund pays the Administrator a fee at the rate of 0.08% of the Fund's average net assets up to $125 million, 0.06% of the next $125 million, and 0.04% of those assets in excess of $250 million, subject to certain minimum requirements, plus certain out of pocket costs. State Street Bank and Trust Company also receives fees and compensation of expenses for certain custodian and transfer agent services.

Trustees of the Trust who are not interested persons receive annual fees of $20,000. Each Fund pays a pro-rata share based on its respective net assets.


NOTE D - INVESTMENT TRANSACTIONS
Purchases and proceeds from sales and maturities of investments, excluding short-term securities for the Fund for the period ended October 31, 1996 were $71,560,478 and $77,079,812, respectively.

The identified cost of investments in securities owned by the Fund for federal income tax purposes and their respective gross unrealized appreciation and depreciation at October 31, 1996 were as follows:

         IDENTIFIED               GROSS UNREALIZED             NET UNREALIZED
             COST          APPRECIATION       (DEPRECIATION)    DEPRECIATION)
         ------------      ------------       -------------     -----------
         $109,983,598       $8,825,504        $(10,891,118)      $(2,065,614)


NOTE E - PRINCIPAL SHAREHOLDERS
As of October 31, 1996, 25% of the Fund's outstanding shares was held by one shareholder holding in excess of 10% of the Fund's outstanding shares.

                                                         MCBT EMERGING ASIA FUND
--------------------------------------------------------------------------------
                                        NOTES TO FINANCIAL STATMENTS (Continued)


NOTE F - CONCENTRATION OF RISK
The risks of investing in foreign securities may be heightened in the case of investments in emerging markets or countries with limited or developing capital markets. Security prices in emerging markets can be significantly more volatile than in the more developed nations of the world, reflecting the greater uncertainties of investing in less established markets and economies. In particular, countries with emerging markets may have relatively unstable governments, present the risk of nationalization, restrictions on foreign ownership, imposition of witholding taxes on dividend or interest payments and capital gains, or prohibitions on repatriation of assets, and may have less protection for property rights than more developed countries. Political change or instability may adversely affect the economies and securities markets of such countries.

                          MARTIN CURRIE BUSINESS TRUST


                              ---------------------



                             TRUSTEES  AND OFFICERS

                   C. James P. Dawnay, TRUSTEE AND PRESIDENT *
                            Simon D. Eccles, TRUSTEE
                         Patrick R. Wilmerding, TRUSTEE
                W. Stewart Coghill, VICE PRESIDENT AND TREASURER
                         J. Grant Wilson, VICE PRESIDENT
                          Julian M.C. Livingston, CLERK

                              * INTERESTED TRUSTEE

                            -------------------------



                               INVESTMENT MANAGER

                               Martin Currie, Inc.
                                  Saltire Court
                                20 Castle Terrace
                                Edinburgh EH1 2ES
                               011-44-131-229-5252

                                Regulated by IMRO

                   Registered Investment Adviser with the SEC
                         ------------------------------



-------------------------------------------------------------------------------
The information contained in this report is intended for general informational purposes only. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Private Placement Memorandum which contains important information concerning the Fund and its current offering of shares.
--------------------------------------------------------------------------------

                          MARTIN CURRIE BUSINESS TRUST
                           JAPAN SMALL COMPANIES FUND




                               SEMI-ANNUAL REPORT

                                OCTOBER 31, 1996

                                   (UNAUDITED)

                                                 MCBT JAPAN SMALL COMPANIES FUND
--------------------------------------------------------------------------------
                                         PROFILE AT OCTOBER 31, 1996 (Unaudited)


OBJECTIVE      Long-term capital appreciation through active management of a diversified portfolio of equities in Japanese companies with relatively small capitalization, which may not have wide market recognition.

LAUNCH DATE    August 15, 1994

FUND SIZE      $81.2m

PERFORMANCE    Total return from May 1, 1996 through October 31, 1996

               -    MCBT - Japan Small Companies Fund (excluding all
                    transaction fees)                                 -    11.0%
               -    MCBT - Japan Small Companies Fund (including all
                    transaction fees)                                 -    12.8%
               -    The Tokyo Stock Exchange - Second Section Index   -    16.0%

               Annualized total return from August 15, 1994 through October 31, 1996

               -    MCBT - Japan Small Companies Fund (excluding all
                    transaction fees)                                 -     1.5%
               -    MCBT - Japan Small Companies Fund (including all
                    transaction fees)                                 -     2.3%
               -    The Tokyo Stock Exchange - Second Section Index
                    (from September 1, 1994 through October 31, 1996) -    13.0%


PORTFOLIO      The Japanese stockmarket has fallen over the last six months,
COMMENTS       despite the slow but steady recovery in economic activity.  The currency has also been weak (down 8% against the US$), reducing still further the returns to a US$-based investor. The fund has fared a little better, in part due to the currency hedge that we have in place.

               There were two main reasons for market weakness:

               1.  Less optimistic forecasts for economic growth in 1997.

               2.  A plethora of new issues.

               The consumer has been less willing to spend than forecasters had anticipated and the government has not yet stimulated consumption. As the budget deficit is already very high and interest rates very low, the only option available to revive
               economic growth is to allow the yen to depreciate further.   The
               very low level of interest rates has also encouraged an outflow of capital.

               Companies have taken advantage of these extremely low interest rates to raise convertible bond issues. This dilutes ordinary shareholders. Liquidity has been drained still further by new issues, such as the government's sale of a further tranche of the railway company, J R West, for $7 billion. When small companies have announced new issues, their share prices have usually fallen sharply. We have one of these in the portfolio - DAIWA LOGISTICS.

               To reflect the deteriorating conditions, we have made significant changes to the portfolio over the period. As a defensive move, we have once again increased our exposure to convertible bonds, most of which have an attractive `price re-fix clause' that is at present unique to Japan.

               We have sold shares in DAIWA KOSHO LEASE COMPANY - whose involvement in leasing prefabricated housing is very dependent on a robust economy and HIGASHI HOUSE, where management have shown a disregard for shareholders' interests. Elsewhere we have

                                                 MCBT JAPAN SMALL COMPANIES FUND
--------------------------------------------------------------------------------
                                         PROFILE AT OCTOBER 31, 1996 (Unaudited)


               increased our exposure to the leisure industry with a purchase of NAMCO, while adding to MEITEC (sourcing design) and our holdings in the motor components industry.

               OUTLOOK

               We feel that the market may continue to fall short-term, but that Japanese smaller companies do present the investor with long term opportunities. Despite its present difficulties, we still see the Nikkei at 23,000 by the end of 1997.


INVESTMENT     All members of the investment team report directly to Joe Scott
MANAGER        Plummer (Chief Investment Officer) who has 27 years of investment
PROFILE        experience.  All funds are managed on a team basis with a named director heading each team.

               Michael Thomas assisted by James Salter has managed the MCBT Japan Small Companies Fund since inception.

               Michael graduated from Bristol University with a degree in Economics and joined stockbrokers Vickers da Costa in 1973. He began covering the Japanese market in 1975 and became director of its Japanese department in 1982. A specialist on Japan, he joined Martin Currie in 1989 as a director and head of the Far East investment team.

               James graduated from Reading University in 1988 in Classics and Anthropology and went to complete the Japan studies MA course at the School of Oriental and Africa Studies. Joined Foreign & Colonial in 1989 and was seconded to Japan with The Long Term Credit Bank of Japan. Joined Martin Currie in July 1992 as a member of the Pacific Basin and latterly the Japan team. He was promoted to director in 1995.


LARGEST HOLDINGS                           % OF NET ASSETS

               Maezawa Industries                 3.0
               Sankyo                             2.6
               Circle K Japan                     2.6
               Mirai Industry                     2.5
               Taisho Pharmaceutical              2.4

                                                 MCBT JAPAN SMALL COMPANIES FUND
--------------------------------------------------------------------------------
                                                         SCHEDULE OF INVESTMENTS
                                                    OCTOBER 31, 1996 (Unaudited)

                                                           SHARES       VALUE
                                                           ------       -----
COMMON STOCK, WARRANTS AND CONVERTIBLE BONDS - 90.0%
COMMON STOCK - 76.7%
     AIPHONE                                               33,000     $  637,653
     ASIA SECURITIES PRINTING                              33,000        794,168
     BRIDGESTONE METALPHA                                  67,000        703,219
     BROTHER INDUSTRIES                                   144,000        718,387
     CANON APTEX                                           80,000      1,089,105
     CHAIN STORE OKUWA                                     24,000        349,919
     CHIYODA                                               52,000        968,249
     CHIYODA FIRE & MARINE                                136,000        701,173
     CHUGOKU BANK                                         100,000      1,616,091
     CIRCLE K JAPAN                                        50,400      2,076,114
     COCO'S JAPAN                                          50,000        489,658
     DAIFUKU                                              100,000      1,229,634
     DAIMON                                                15,000        533,573
     DAIWA LOGISTICS                                       79,000      1,443,239
     DOWA FIRE & MARINE                                   140,000        692,284
     EIDEN SAKAKIYA                                        74,000        844,934
     EXEDY                                                 86,200      1,370,357
     FUJI MACHINE MANUFACTURING                            70,000      1,653,858
     FUJITSU BUSINESS SYSTEMS                              40,000      1,011,813
     GLORY                                                 30,000        772,035
     HIGASHI NIHON HOUSE                                   22,000        316,894
     HIKARI TSUSHIN                                        10,400      1,233,147
     HIRATA TECHNICAL                                      62,000        756,928
     HIROSE ELECTRIC                                       30,800      1,828,712
     IZUMI                                                 40,000        628,870
     KATO DENKI                                            45,000        648,193
     KIRIN BEVERAGE                                       110,000      1,468,535
     MABUCHI MOTOR                                         28,000      1,426,376
     MAEZAWA INDUSTRIES                                   100,000      2,397,787
     MEITEC                                                60,000      1,233,147
     MELCO                                                  3,300         98,546
     MIURA                                                 58,000        886,391
     NAC                                                   10,000        223,091
     NATIONAL HOUSE INDUSTRIAL                             80,000      1,152,343
     NICHICON                                             120,000      1,496,640
     NIPPON KONPO UNYU SOKO                               100,000        767,643
     NIPPON SYSTEM DEVELOPMENT                             49,000        710,114
     NISSHA PRINTING                                      110,000      1,313,952
     NISSIN FOOD PRODUCTS                                  60,000      1,354,354
     NITTO KONKI                                           30,000        988,099
     NORITSU KOKI                                             500         26,130
     ORGANO                                                54,000        483,773
     ORIENTAL CONSTRUCTION                                 60,500        887,401
     PCA                                                   14,000        510,298
     PROMISE                                               41,300      1,926,160
     RISO KAGAKU                                           20,000      1,424,619
     ROHTO PHARMACEUTICAL                                  32,000        300,733
     RYOSAN                                                65,000      1,478,635
     SANKI ENGINEERING                                    160,000      1,883,097
     SANKYO                                                60,300      2,097,299
     SANTEN PHARMACEUTICAL                                 80,700      1,708,199
     SHIMACHU                                              40,000      1,099,644

See notes to financial statements.

                                                 MCBT JAPAN SMALL COMPANIES FUND
--------------------------------------------------------------------------------
                                                         SCHEDULE OF INVESTMENTS
                                                    OCTOBER 31, 1996 (Unaudited)

                                                           SHARES       VALUE
                                                           ------       -----
COMMON STOCK - CONTINUED
     SONY MUSIC ENTERTAINMENT                              33,000   $  1,272,408
     TAISHO PHARMACEUTICAL                                100,000      1,984,981
     TOKAI LEASE                                           60,000        469,018
     TSUBAKI NAKASHIMA                                    140,000      1,377,190
     XEBIO                                                 35,000      1,137,412
     YORK BENIMARU                                         25,000        821,220
     YOROZU                                                50,000        711,431
                                                                    ------------
       TOTAL COMMON STOCK - (COST $67,693,689)                        62,224,873
                                                                    ------------

CONVERTIBLE BONDS - 12.7%
     IZUMI, 4.50%, 02/28/2001                       Y  60,000,000        600,764
     JONAS, 1.35%, 12/30/1999                       Y 106,500,000      1,377,377
     KONAMI, 0.75%, 03/31/2000                      Y 160,000,000      1,742,568
     MIRAI INDUSTRY, 2.30%, 03/20/2002              Y 138,000,000      2,012,033
     NAMCO, 0.80%, 09/30/2001                       Y  50,000,000        489,658
     NAMCO, 0.90%, 09/30/2003                       Y 110,000,000      1,082,078
     NITTO DENKO, NO 4, 3.90%, 03/30/2001           Y  70,000,000        829,388
     SHOWA, 1.70%, 09/29/2000                       Y 111,000,000      1,150,411
     TAIYO YUDEN, 1.15%, 09/29/2008                 Y 100,000,000      1,059,242
                                                                    ------------
       TOTAL CONVERTIBLE BONDS - (COST $9,807,495)                    10,343,519
                                                                    ------------

WARRANTS - 0.6%
     KURARAY *                                                600        180,000
     NIPPON ENGINEERING CONSULTANTS *                       1,500        115,111
     SATORI *                                                 200         96,250
     TAMPOPO *                                                150         94,237
                                                                    ------------
       TOTAL WARRANTS - (COST $823,215)                                  485,598
                                                                    ------------

TOTAL COMMON STOCK, WARRANTS AND CONVERTIBLE BONDS -
 (COST $78,324,399) +                                                 73,053,990
                                                                    ------------

                                                      PRINCIPAL
                                                       AMOUNT
                                                     ------------
SHORT TERM INVESTMENT - 8.4%
     STATE STREET BANK AND TRUST REPURCHASE
      AGREEMENT, 4.75%, 11/01/1996 (a)               $  6,771,000      6,771,000
                                                                    ------------

TOTAL SHORT TERM INVESTMENT - (COST $6,771,000)                        6,771,000
                                                                    ------------

TOTAL INVESTMENTS - (COST $85,095,399) - 98.4%                        79,824,990
CASH, RECEIVABLES AND OTHER ASSETS, LESS LIABILITIES
 - 1.6%                                                                1,338,650
                                                                    ------------
NET ASSETS - 100.0%                                                 $ 81,163,640
                                                                    ------------
                                                                    ------------

*    Non-income producing security.
Y    Denominated in Japanese yen.
(a) The repurchase agreement, dated 10/31/96, $6,771,893 due 11/1/96, is collateralized by $6,922,889 United States Treasury Note, 6.125%, 7/31/00.

+ Percentages of assets by industry are as follows: Auto Parts 3.2%, Banks 2.0%, Building and Construction 5.3%, Commercial Services 0.9%, Computers & Business Equipment 5.9%, Drugs & Health Care 7.5%, Electrical Equipment 8.6%, Electronics 5.9%, Engineering 2.5%, Entertainment 1.6%, Financial Services 4.2%, Food & Beverages 5.8%, Industrial Machinery 11.5%, Metals 2.6%, Photography 1.3%, Printing 2.6%, Retail Trade 11.8%, Semi-Conductor 0.7%, Shipbuilding 0.9%, Software 2.2%, Textiles 0.2%, Transportation 2.7%.

See notes to financial statements.

                                                 MCBT JAPAN SMALL COMPANIES FUND
--------------------------------------------------------------------------------
                                              SCHEDULE OF ASSETS AND LIABILITIES
                                                    OCTOBER 31, 1996 (Unaudited)


ASSETS

  Investments in securities, at value (cost $78,324,399)
   (Note B)                                                       $  73,053,990

  Investments in repurchase agreements, at cost and value
   (Note B)                                                           6,771,000
                                                                  -------------
    Total Investments                                                79,824,990

  Cash                                                                      658

  Foreign currency, at value (cost $3,151) (Note B)                       3,136

  Receivable for investments sold                                        19,482

  Receivable for forward currency contracts (Note E)                  1,419,727

  Dividend and interest receivable                                      155,920

  Prepaid insurance expense                                               4,871

  Deferred organization expenses (Note B)                                 7,105
                                                                  -------------
    TOTAL ASSETS                                                     81,435,889
                                                                  -------------
LIABILITIES

  Management fee payable (Note C)                                       218,213

  Administration fee payable (Note C)                                     6,483

  Trustees fees payable (Note C)                                          1,945

  Accrued expenses and other liabilities (Note B)                        45,608
                                                                  -------------
    TOTAL LIABILITIES                                                   272,249
                                                                  -------------
TOTAL NET ASSETS                                                  $  81,163,640
                                                                  -------------
                                                                  -------------
COMPOSITION OF NET ASSETS:

  Paid-in-capital                                                 $  81,159,295

  Undistributed net investment income                                 1,773,731

  Accumulated net realized gain on investment and foreign
   currency transactions                                              2,086,149

  Net unrealized depreciation on investment and foreign
   currency transactions                                             (3,855,535)
                                                                  -------------
TOTAL NET ASSETS                                                  $  81,163,640
                                                                  -------------
                                                                  -------------
NET ASSET VALUE PER SHARE                                         $        9.58
($81,163,640/ 8,469,784 shares of beneficial interest             -------------
 outstanding)                                                     -------------


See notes to financial statements.

                                                 MCBT JAPAN SMALL COMPANIES FUND
--------------------------------------------------------------------------------
                                                         STATEMENT OF OPERATIONS
                                               SIX MONTHS ENDED OCTOBER 31, 1996
                                                                     (Unaudited)


INVESTMENT INCOME

  Interest income                                                    $  168,088

  Dividend income                                                       218,127

  Foreign taxes withheld                                                (39,827)
                                                                  -------------
    TOTAL INVESTMENT INCOME                                             346,388
                                                                  -------------
EXPENSES

  Management fee (Note C)                                               442,011

  Custodian fee                                                          48,320

  Administration fee (Note C)                                            35,628

  Audit fee                                                              13,344

  Legal fees                                                              3,004

  Transfer agent fee                                                      3,273

  Trustees fees (Note C)                                                  1,899

  Amortization of deferred organization expenses                          1,284

  Miscellaneous expenses                                                  8,952
                                                                  -------------
    TOTAL EXPENSES                                                      557,715
                                                                  -------------
NET INVESTMENT LOSS                                                    (211,327)
                                                                  -------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN
 CURRENCY

  Net realized gain on investments                                    1,209,836

  Net realized gain on foreign currency transactions                  1,088,906

  Net increase in unrealized appreciation (depreciation) on:

    Investments                                                     (14,205,063)

    Foreign currency transactions                                     1,869,073
                                                                  -------------
NET LOSS ON INVESTMENTS AND FOREIGN CURRENCY TRANSACTIONS           (10,037,248)
                                                                  -------------
NET DECREASE IN NET ASSETS FROM OPERATIONS                        $ (10,248,575)
                                                                  -------------
                                                                  -------------


See notes to financial statements.

                                                 MCBT JAPAN SMALL COMPANIES FUND
--------------------------------------------------------------------------------

                                              STATEMENT OF CHANGES IN NET ASSETS
                                                                     (Unaudited)


                                                                         Six Months          Year
                                                                            Ended            Ended
                                                                       October 31, 1996  April 30, 1996
                                                                       ----------------  --------------
NET ASSETS at beginning of period                                       $  88,863,054     $  44,969,083
                                                                        -------------     -------------
INCREASE/(DECREASE) IN NET ASSETS FROM OPERATIONS:

   Net investment loss                                                       (211,327)         (219,975)

   Net realized gain on investment transactions                             1,209,836           323,979

   Net realized gain on foreign currency transactions                       1,088,906         2,490,116

   Net increase in unrealized appreciation (depreciation) on:

      Investments                                                         (14,205,063)        8,273,355

      Foreign currency transactions                                         1,869,073          (929,597)
                                                                        -------------     -------------
   Net increase/(decrease) in net assets from operations                  (10,248,575)        9,937,878
                                                                        -------------     -------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:

   In excess of net investment income                                               0          (639,196)
                                                                        -------------     -------------
CAPITAL SHARE TRANSACTIONS:

   Net proceeds from sales of shares                                        5,835,051        33,742,120

   Reinvestment of dividends and distributions to shareholders                      0           611,375

   Cost of shares repurchased                                              (3,378,600)         (100,000)

   Paid in capital from subscription and redemption fees                       92,710           341,794
                                                                        -------------     -------------
   Total increase in net assets from capital share transactions             2,549,161        34,595,289
                                                                        -------------     -------------
NET INCREASE/(DECREASE) IN NET ASSETS                                      (7,699,414)       43,893,971
                                                                        -------------     -------------
NET ASSETS at end of period (net of accumulated net investment income   $  81,163,640     $  88,863,054
                  of $1,773,731 and $1,985,058)                         -------------     -------------
                                                                        -------------     -------------

OTHER INFORMATION:
CAPITAL SHARE TRANSACTIONS:

   Shares sold                                                                570,575         3,514,816

   Shares issued in reinvestment of distributions to shareholders                   0            61,943

   Less shares repurchased                                                   (348,495)          (10,493)
                                                                        -------------     -------------
   Net share transactions                                                     222,080         3,566,266
                                                                        -------------     -------------
                                                                        -------------     -------------


See notes to financial statements.

                                                 MCBT JAPAN SMALL COMPANIES FUND
--------------------------------------------------------------------------------
                                                            FINANCIAL HIGHLIGHTS
                                          FOR A SHARE OUTSTANDING FOR THE PERIOD
                                                                     (Unaudited)


                                                                         Six Months          Year        August 15, 1994 *
                                                                            Ended            Ended           through
                                                                       October 31, 1996  April 30, 1996   April 30, 1996
                                                                       ----------------  --------------   --------------
PER SHARE OPERATING PERFORMANCE
-------------------------------

Net asset value, beginning of period                                     $     10.770     $      9.610     $     10.000


Net investment income(loss)                                                    (0.031)          (0.034) (5)       0.013

Net realized and unrealized gain(loss) on investment
and foreign currency transactions                                              (1.170)        1.248 (5)          (0.492)
                                                                         ------------     ------------     ------------
Total from investment operations                                               (1.201)           1.214           (0.479)
                                                                         ------------     ------------     ------------
Less distributions:

  Net investment income                                                         0.000            0.000           (0.002)

  In excess of net investment income                                            0.000           (0.097)           0.000

  Net realized capital gains                                                    0.000            0.000           (0.003)
                                                                         ------------     ------------     ------------
Total distributions                                                             0.000           (0.097)          (0.005)
                                                                         ------------     ------------     ------------
Paid in capital from subscription and redemption fees (Note B) (5)              0.011            0.043            0.094
                                                                         ------------     ------------     ------------


Net asset value, end of period                                           $      9.580     $     10.770     $      9.610
                                                                         ------------     ------------     ------------
                                                                         ------------     ------------     ------------


TOTAL INVESTMENT RETURN (1) (2)                                                (11.05)%         13.13%            (3.85)%
-----------------------                                                  ------------     ------------     ------------
                                                                         ------------     ------------     ------------


RATIOS AND SUPPLEMENTAL DATA
----------------------------

Net assets, end of period                                                $ 81,163,640     $ 88,863,054     $ 44,969,083

Operating expenses, net, to average net assets (Note C)                         1.26% (3)        1.37%            1.50% (3)

Operating expenses, gross, to average net assets (Note C)                       1.26% (3)        1.37%            1.72% (3)

Net investment income(loss) to average net assets                              (0.48)% (3)       (0.36)%          0.37% (3)

Portfolio turnover rate                                                           17%              37%              33%

Average commission rate per share (4)                                    $     0.0606     $     0.0763              N/A

Per share amount of fees waived (Note C)                                 $      0.000     $      0.000     $      0.008

--------------------------------------------------------------------------------
*    Commencement of investment operations.
(1) Total return at net asset value assuming all distributions reinvested and no purchase premiums or redemption fees.
     Total return would have been lower had certain expenses not been waived.
(2)  Periods less than one year are not annualized.
(3)  Annualized.
(4) The average commission rate paid is applicable for Funds that invest greater than 10% of average net assets in equity transactions on which commissions are charged. This disclosure is required for fiscal periods beginning on or after September 1, 1995.
(5) The per share amounts were computed using an average number of shares outstanding during the year.


See notes to financial statements.

                                                 MCBT JAPAN SMALL COMPANIES FUND
--------------------------------------------------------------------------------
                                                   NOTES TO FINANCIAL STATEMENTS


NOTE A - ORGANIZATION
Martin Currie Business Trust ("MCBT") (the "Trust") is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust on May 20, 1994. The Trust offers six funds which have differing investment objectives and policies: Global Growth Fund, Opportunistic EAFE Fund, Global Emerging Markets Fund, Japan Small Companies Fund, Emerging Americas Fund and Emerging Asia Fund, (the "Funds"). As of October 31, 1996 the Global Emerging Markets Fund had not commenced operations. The MCBT Japan Small Companies Fund (the "Fund") commenced investment operations on August 15, 1994. The Fund's Declaration of Trust permits the Board of Trustees to issue an unlimited number of full and fractional shares of beneficial interest, without par value.


NOTE B - SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

VALUATION OF INVESTMENTS - The Fund's portfolio securities traded on a securities exchange are valued at the last quoted sale price, or, if no sale occurs, at the mean of the most recent quoted bid and asked prices. Unlisted securities for which market quotations are readily available are valued at the mean of the most recent quoted bid and asked prices. Prices for securities which are primarily traded in foreign markets are furnished by quotation services expressed in the local currency's value and are translated into U.S. dollars at the current rate of exchange. Short-term securities and debt securities with a remaining maturity of 60 days or less are valued at their amortized cost. Options and futures contracts are valued at the last sale price on the market where any such options or futures contract is principally traded. Options traded over-the-counter are valued based upon prices provided by market makers in such securities or dealers in such currencies. Securities for which current market quotations are unavailable or for which quotations are not deemed by the investment adviser to be representative of market values are valued at fair value as determined in good faith by the Trustees of the Fund, or by persons acting pursuant to procedures established by the Trustees.

REPURCHASE AGREEMENTS - In connection with transactions in repurchase agreements, the Fund's custodian takes possession of the underlying collateral securities, the value or market price of which is at least equal to the principal amount, including interest, of the repurchase transaction. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market on a daily basis to ensure the adequacy of the collateral. In the event of default of the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. Under certain circumstances, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings.

INVESTMENT TRANSACTIONS - Investment security transactions are recorded on the date of purchase or sale. Realized gains and losses from security transactions are determined on the basis of identified cost.

INVESTMENT INCOME - Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, are recorded as soon as the Fund is informed of the ex-dividend date. Interest income, which includes accretion of original issue discount, is accrued as earned. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

FOREIGN CURRENCY TRANSLATIONS - The records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at a current rate of exchange of such currency to determine the value of investments, other assets and liabilities on the date of any determination of net asset value of the Fund. Purchases and sales of securities and income and expenses are converted at the prevailing rate of exchange on the respective dates of such transactions.

The Fund may realize currency gains or losses between the trade and settlement dates on security transactions. To minimize such currency gains or losses, the Fund may enter into a foreign currency exchange contract for the purchase or sale, for a fixed amount of U.S. dollars, of an amount of the foreign currency required to settle the security transaction.

The net U.S. dollar value of foreign currency underlying all contractual commitments held by the Fund on each day and the resulting net unrealized appreciation, depreciation and related net receivable or payable amounts are determined by using forward currency exchange rates supplied by a quotation service.

                                                 MCBT JAPAN SMALL COMPANIES FUND
--------------------------------------------------------------------------------
                                       NOTES TO FINANCIAL STATEMENTS (Continued)


FOREIGN CURRENCY TRANSLATIONS (CONTINUED) - Reported net realized gains and losses on foreign currency transactions represent net gains and losses from sales and maturities of forward currency contracts, disposition of foreign currencies, currency gains and losses realized between the trade and settlement dates on security transactions, and the difference between the amount of net investment income accrued and the U.S. dollar amount actually received. The effects of changes in foreign currency exchange rates on investments in securities are not segregated in the Statement of Operations from the effects of changes in market prices of those securities, but are included with the net realized and unrealized gain or loss on investment securities.

FORWARD CURRENCY CONTRACTS - A forward foreign currency contract ("Forward") is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of the Forward fluctuates with changes in currency exchange rates. The Forward is marked-to-market daily and the change in the market value is recorded by the Fund as an unrealized gain or loss. When the Forward is closed, the Fund records a realized gain or loss equal to the difference between the value at the time it was opened and the value at the time it was closed. The Fund could be exposed to risk if a counterparty is unable to meet the terms of the contract or if the value of the currency changes unfavorably. The Fund may enter into Forwards in connection with planned purchases and sales of securities, to hedge specific receivables or payables against changes in future exchange rates or to hedge the U.S. dollar value of portfolio securities denominated in a foreign currency.

CURRENCY CALL AND PUT OPTIONS - When a Fund writes an option, the premium received by the fund is presented in the Fund's Statement of Assets and Liabilities as an asset and an equivalent liability. The amount of the liability is subsequently "marked-to-market" to reflect the current market value of the option written. Written options are valued at the last sale price or, in the absence of a sale, the last offering price on the market on which it is principally traded. If an option expires on its stipulated expiration date, or if the Fund enters into a closing purchase transaction, the Fund realizes a gain (or loss if the cost of a closing purchase transaction exceeds the premium received when the option was written) without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is extinguished. If a written call option is exercised, the Fund realizes a gain or loss from the sale of the underlying security and the proceeds of the sale are increased by the premium originally received. If a written put option is exercised, the amount of the premium originally received reduces the cost of the security which the Fund purchases upon exercise of the option.

The risk in writing a call is that the Fund relinquishes the opportunity to profit if the market price of the underlying security increases and the option is exercised. In writing a put option, the Fund assumes the risk of incurring a loss if the market price of the underlying security decreases and the option is exercised. In addition, there is a risk the Fund may not be able to enter into a closing transaction because of an illiquid secondary market, or if the counterparties do not perform under the contracts' terms.

EXPENSES - Expenses directly attributable to the Fund are charged to the Fund. Expenses not directly attributable to a Fund are split evenly among the affected Funds, allocated on the basis of relative average net assets, or otherwise allocated among the Funds as the Board of Trustees may direct or approve. Certain costs incurred in connection with the organization of the Trust and each Fund have been deferred and are being amortized on a straight line basis over a five year period starting on each Fund's commencement of operations.

DISTRIBUTIONS TO SHAREHOLDERS - The Fund declares and distributes dividends from net investment income, if any, and distributes its net realized capital gains, if any, at least annually. All distributions will be paid in shares of the Fund at the net asset value unless the shareholder elects in the subscription agreement to receive cash. Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments for market discount, foreign currency transactions, losses deferred due to wash sales, post October 31 losses and excise tax regulations. Permanent book and tax differences relating to shareholder distributions will result in reclassifications to paid-in-capital. Distributions are recorded on the ex-dividend date.

PURCHASES AND REDEMPTIONS OF FUND SHARES - There is a purchase premium for cash investments into the Fund of 1.00% of the amount invested and a redemption fee on cash redemptions of 1.00% of the amount redeemed. All purchase premiums and redemption fees are paid to, and recorded as paid-in-capital to the Fund, subject to being waived by Martin Currie. For the period ended October 31, 1996, $58,940 in purchase premiums and $33,770 in redemption fees were collected.

                                                 MCBT JAPAN SMALL COMPANIES FUND
--------------------------------------------------------------------------------
                                       NOTES TO FINANCIAL STATEMENTS (Continued)


INCOME TAXES - Each Fund of the Trust is treated as a separate entity for federal tax purposes. Each Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended. By so qualifying, the Funds will not be subject to federal income taxes to the extent that they distribute all of their taxable income, including realized capital gains, for the fiscal year. In addition, by distributing substantially all of their net investment income, capital gains and certain other amounts, if any, during the calendar year, the Funds will not be subject to a federal excise tax. The Fund is subject to foreign taxes on certain income, gains on investments or currency repatriation.

ESTIMATES - The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and income and expenses at the date of the financial statements. Actual results could differ from these estimates.


NOTE C - AGREEMENTS AND FEES
The Fund has entered into a Management Contract with Martin Currie Inc. (the "Investment Manager"), a wholly owned subsidiary of Martin Currie Ltd. Under the Management Contract, the Fund pays the Investment Manager a quarterly management fee at the annual rate of 1.00% of the average net assets.

State Street Bank and Trust Company (the "Administrator") serves as administrator of the Fund. The Administrator performs certain administrative services for the Fund. The Fund pays the Administrator a fee at the rate of 0.08% of the Fund's average net assets up to $125 million, 0.06% of the next $125 million, and 0.04% of those assets in excess of $250 million, subject to certain minimum requirements, plus certain out of pocket costs. State Street Bank and Trust Company also receives fees and compensation of expenses for certain custodian and transfer agent services.

Trustees of the Trust who are not interested persons receive annual fees of $20,000. Each Fund pays a pro-rata share based on its respective net assets.


NOTE D - INVESTMENT TRANSACTIONS
Purchases and proceeds from sales and maturities of investments, excluding short-term securities for the Fund for the period ended October 31, 1996 were $14,313,887 and $13,555,568, respectively.

The identified cost of investments in securities owned by the Fund for federal income tax purposes and their respective gross unrealized appreciation and depreciation at October 31, 1996 were as follows:

               IDENTIFIED           GROSS UNREALIZED           NET UNREALIZED
                  COST         APPRECIATION  (DEPRECIATION)    (DEPRECIATION)
              -------------    ------------  --------------    --------------
              $  85,095,399    $  3,061,768  $  (8,332,177)    $  (5,270,409)


NOTE E - FORWARD FOREIGN CURRENCY CONTRACTS
At October 31, 1996, the outstanding forward exchange contracts, which contractually obligate the Fund to deliver currencies at a specified date, were as follows:

                                 U.S. $ COST       U.S. $
                                ON ORIGINATION    CURRENT      NET UNREALIZED
CURRENCY SOLD   SETTLEMENT DATE      DATE          VALUE        APPRECIATION
-------------   --------------- -------------- -------------   -------------
Japanese Yen       11/14/96     $   6,705,000  $   6,277,255    $    427,745
Japanese Yen       11/14/96        15,745,000     14,753,018         991,982
                                -------------  -------------    ------------
                                $  22,450,000  $  21,030,273    $  1,419,727
                                -------------  -------------    ------------
                                -------------  -------------    ------------

                                                 MCBT JAPAN SMALL COMPANIES FUND
--------------------------------------------------------------------------------
                                       NOTES TO FINANCIAL STATEMENTS (Continued)


NOTE F - PRINCIPAL SHAREHOLDERS
As of October 31, 1996, 26% of the Fund's outstanding shares were held by one shareholder holding in excess of 10% of the Fund's outstanding shares.


NOTE G - CONCENTRATION OF RISK
Investment in foreign securities generally involves special risks. Additional risks are present in the case of a fund such as the Japan Small Companies Fund which will invest most of its assets in the issuers of a single foreign country. This means that the Fund's performance will be directly affected by political, economic and market conditions in Japan. In addition, since the Japanese economy depends to some extent on foreign trade, the relationships between Japan and its trading partners and between the yen and other currencies are expected to have a significant impact on particular Japanese companies and on the Japanese economy generally. The Fund is designed for investors who are willing to accept the risks associated with changes in such conditions and relationships.

                          MARTIN CURRIE BUSINESS TRUST


                              ____________________



                             TRUSTEES  AND OFFICERS

                   C. James P. Dawnay, TRUSTEE AND PRESIDENT *
                            Simon D. Eccles, TRUSTEE
                         Patrick R. Wilmerding, TRUSTEE
                W. Stewart Coghill, VICE PRESIDENT AND TREASURER
                         J. Grant Wilson, VICE PRESIDENT
                          Julian M.C. Livingston, CLERK

                              * INTERESTED TRUSTEE
                              ____________________



                               INVESTMENT MANAGER

                               Martin Currie, Inc.
                                  Saltire Court
                                20 Castle Terrace
                                Edinburgh EH1 2ES
                               011-44-131-229-5252

                                Regulated by IMRO

                   Registered Investment Adviser with the SEC
                              ____________________




The information contained in this report is intended for general informational purposes only. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Private Placement Memorandum which contains important information concerning the Fund and its current offering of shares.